1933 Act File No. 333-99985
                                                     1940 Act File No. 811-21200

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        [X] Pre-Effective Amendment No. 1
                        [ ] Post-Effective Amendment No.
                                       and

      [ X ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        [X] Amendment No. 1

                  Neuberger Berman Real Estate Income Fund Inc.
      (Exact Name of Registrant as Specified in Articles of Incorporation)

                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

                                 (212) 476-8800
              (Registrant's Telephone Number, including Area Code)

                                Peter E. Sundman
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

       Arthur C. Delibert, Esq.                 Ellen Metzger, Esq.
       Kirkpatrick & Lockhart LLP               Neuberger Berman, LLC
       1800 Massachusetts Avenue, N.W.          605 Third Avenue
       2nd Floor                                New York, New York 10158-3698
       Washington, DC 20036-1800


Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

                           ---------------------------

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

It is proposed that this filing will become effective (check appropriate box)

     [X]  when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Title of Securities       Amount Being           Proposed Maximum        Proposed Maximum       Amount of
Being Registered          Registered (1)         Offering Price Per      Aggregate Offering     Registration Fee (2)
                                                 Unit                    Price
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Common Stock              4,600,000              $15.00                  $69,000,000            $6,348
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1) Includes 600,000 shares which may be offered by the Underwriters pursuant to an option to cover over allotments.

(2) Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                 SUBJECT TO COMPLETION, DATED OCTOBER 28, 2002


PROSPECTUS                                                           [NEUBERGER BERMAN LOGO]

                                      COMMON SHARES
                 NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                                $15.00 PER SHARE
                                  -----------


    THE FUND. Neuberger Berman Real Estate Income Fund Inc. ("Fund") is a newly organized, non-diversified, closed-end management investment company. Neuberger Berman Management Inc. ("NB Management") will act as the Fund's investment manager and Neuberger Berman, LLC will act as the Fund's sub-adviser (collectively, the investment manager and the sub-adviser are referred to as "Neuberger Berman").


    INVESTMENT OBJECTIVES. The Fund's primary investment objective is high current income. Capital appreciation is a secondary investment objective.

    INVESTMENT PORTFOLIO. Under normal market conditions, the Fund will invest:

    - at least 90% of its total assets in income-producing common equity securities, preferred equity securities, securities convertible into equity securities and non-convertible debt securities issued by Real Estate Companies (including real estate investment trusts ("REITs")); and

    - at least 75% of its total assets in income-producing equity securities of REITs.


    The Fund intends initially to invest approximately 70% to 80% of its total assets in common equity securities, and 20% to 30% of its total assets in preferred securities, issued by REITs and other Real Estate Companies. The Fund anticipates that, in current market conditions, it will invest primarily in "equity-oriented" REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. The Fund will not invest more than 10% of its total assets in the securities of any single issuer. The Fund may invest up to 25% of its total assets in below-investment grade debt securities (such debt securities are commonly known as "junk bonds") as well as below-investment grade convertible and non-convertible preferred securities.



    NO PRIOR HISTORY. Because the Fund is newly organized, it has no performance history and its Common Shares have no history of public trading. The common stock of closed-end investment companies frequently trades at a discount from its net asset value. The risk of the Fund's Common Shares trading at such a discount may be greater for investors expecting to sell their shares relatively soon after completion of the public offering.



                                                   (CONTINUED ON FOLLOWING PAGE)

                                 --------------


    THE FUND'S INVESTMENT POLICY OF INVESTING IN REAL ESTATE COMPANIES, INCLUDING REITS, AND ITS EXPECTED USE OF FINANCIAL LEVERAGE INVOLVE A HIGH DEGREE OF RISK. YOU COULD LOSE SOME OR ALL OF YOUR INVESTMENT. SEE "RISKS" BEGINNING ON PAGE 23.


    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 --------------


                                                              PER SHARE             TOTAL
                                                              ----------         -----------
Price to Public.............................................  $   15.000
Sales Load..................................................  $    0.675
Proceeds to the Fund........................................  $   14.325



    Total expenses of organization and offering paid by the Fund (which do not
include the sales load) are estimated to be $        which represents $0.03 per
Common Share issued. "Proceeds to the Fund" do not reflect the reduction of this amount. The Fund's investment manager has agreed to pay offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share.

                                 --------------


                                          A.G. EDWARDS & SONS, INC.
CIBC WORLD MARKETS                                                                 U.S. BANCORP PIPER JAFFRAY
BB&T CAPITAL MARKETS                          FERRIS, BAKER WATTS                    FIDELITY CAPITAL MARKETS
                                                 INCORPORATED
J.J.B. HILLIARD, W.L. LYONS, INC.         JANNEY MONTGOMERY SCOTT LLC          LEGG MASON WOOD WALKER
                                                                                    INCORPORATED
MCDONALD INVESTMENTS INC.                    ROBERT W. BAIRD & CO.                 STERNE, AGEE & LEACH, INC.
      STIFEL, NICOLAUS & COMPANY                 TD WATERHOUSE                    WELLS FARGO SECURITIES, LLC
           INCORPORATED


                           -------------------------


                       Prospectus dated           , 2002

(CONTINUED FROM PREVIOUS PAGE)



    RATIONALE OF INVESTING IN THE FUND. Based upon Neuberger Berman's evaluation of historical data, Neuberger Berman believes that investments in securities of Real Estate Companies generally have fared better, during periods of economic weakness or uncertainty, than other market sectors due in part to the long-term nature of most real estate leases. Further, Neuberger Berman believes that investment in securities of Real Estate Companies historically has offered the opportunity for higher current income than is available by investment in other classes of securities, such as U.S. government securities and broader market equity securities, such as those that make up the S&P 500 Index. Neuberger Berman also believes that investment in Real Estate Companies historically has offered attractive opportunities for long-term capital appreciation, which would provide investors with relatively attractive risk-adjusted total returns. In addition, Neuberger Berman believes, based upon evaluation of historical data, that investments in securities of Real Estate Companies exhibit low correlation in performance to the performance of other major asset classes of equity and debt securities, as measured by the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. As a result, investment in the Fund may provide the opportunity to add an alternative asset class to an investor's overall portfolio.


    There can be no assurance that the Fund will achieve its investment objectives. For more information on the Fund's investment strategies, see "The Fund's Investments" and "Risks."


    The Common Shares of the Fund are expected to be listed on the New York Stock Exchange under the trading or "ticker" symbol "NRL." The underwriters
expect to deliver the Common Shares to purchasers on or about November   , 2002.



    The underwriters named in this Prospectus have the option to purchase up to additional Common Shares from the Fund in certain circumstances. See "Use of Proceeds."



    NEUBERGER BERMAN. As of September 30, 2002, Neuberger Berman and its affiliates had approximately $53.6 billion in assets under management, and continue an asset management history that began in 1939.



    USE OF FINANCIAL LEVERAGE. The Fund may seek to enhance the level of the Fund's current income through the use of financial leverage. The Fund may leverage through the issuance of preferred shares ("Fund Preferred Shares") or through the issuance of commercial paper and/or borrowing by the Fund ("Borrowings"). The aggregate financial leverage through the issuance of Fund Preferred Shares and/or Borrowings (collectively, "Financial Leverage") is not expected to exceed 35% of the Fund's total assets (including the proceeds of the Financial Leverage). Subject to the Board's approval in light of market conditions and other factors, the Fund intends to issue Fund Preferred Shares within approximately three months of the completion of this offering of its Common Shares. There is no assurance that the Fund will utilize Financial Leverage or, if Financial Leverage is utilized, that it will be successful in enhancing the level of the Fund's current income. See "Use of Financial Leverage."



    You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it
for future reference. A Statement of Additional Information, dated           ,
2002, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into (i.e., is legally considered a part of) this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 47 of this Prospectus, by calling 877-461-1899 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).



    The Fund's Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               PROSPECTUS SUMMARY


    THIS SUMMARY HIGHLIGHTS INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS. THIS SUMMARY DOES NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE FUND'S COMMON STOCK. YOU SHOULD CAREFULLY READ THE ENTIRE PROSPECTUS, INCLUDING THE DOCUMENTS INCORPORATED BY REFERENCE INTO IT, PARTICULARLY THE SECTION ENTITLED "RISKS" BEGINNING ON PAGE 23.



THE FUND..........................................  Neuberger Berman Real Estate Income Fund Inc.
                                                    ("Fund") is a newly organized, non-diversified,
                                                    closed-end management investment company.
                                                    Neuberger Berman Management Inc. ("NB Management")
                                                    will act as the Fund's investment manager and
                                                    Neuberger Berman, LLC will act as the Fund's
                                                    sub-adviser (collectively, the investment manager
                                                    and the sub-adviser are referred to as "Neuberger
                                                    Berman").

THE OFFERING OF COMMON SHARES.....................  The Fund is offering           shares of common
                                                    stock at $15.00 per share through a group of
                                                    underwriters (the "Underwriters") led by A.G.
                                                    Edwards & Sons, Inc. The shares of common stock
                                                    are called "Common Shares" in the rest of this
                                                    Prospectus. You must purchase at least 100 Common
                                                    Shares ($1,500) in order to participate in the
                                                    offering. The Fund has given the Underwriters an
                                                    option to purchase up to           additional
                                                    Common Shares to cover orders in excess of
                                                              Common Shares. See "Underwriting." NB
                                                    Management has agreed to pay organizational
                                                    expenses and offering costs of the Fund (other
                                                    than the sales load) that exceed $0.03 per Common
                                                    Share.

INVESTMENT OBJECTIVES
  OF THE FUND.....................................  The Fund's primary investment objective is high current income. Capital appreciation is a
                                                    secondary investment objective. There can be no
                                                    assurance that the Fund's investment objectives
                                                    will be achieved. See "The Fund's Investments."

INVESTMENT PARAMETERS OF THE
  FUND'S PORTFOLIO................................  Under normal market conditions, the Fund will invest at least 90% of its total assets in
                                                    income-producing common equity securities,
                                                    preferred securities, securities convertible into
                                                    equity securities ("convertible securities") and
                                                    non-convertible debt securities issued by "Real
                                                    Estate Companies." A Real Estate Company is a
                                                    company that generally derives at least 50% of its
                                                    revenue from the ownership, construction,
                                                    financing, management and/or sale of commercial,
                                                    industrial and/or residential real estate (or has
                                                    at least 50% of its assets invested in such real
                                                    estate). Real Estate Investment Trusts ("REITs")
                                                    are considered to be Real Estate Companies.

                                                    At least 75% of the Fund's total assets will be
                                                    invested, under normal market conditions, in
                                                    income-producing equity securities issued by
                                                    REITs. A REIT is a Real Estate Company that pools
                                                    investors' funds for investment primarily in
                                                    income-producing real estate or in real
                                                    estate-related loans (such as mortgages) or other
                                                    interests. In general, the shares of a REIT are
                                                    freely traded,


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                                                    usually on a major stock exchange. REITs
                                                    historically have paid relatively high dividends
                                                    (as compared to other types of companies), and the
                                                    Fund intends to use these REIT dividends in an
                                                    effort to meet its primary investment objective of
                                                    high current income. The Fund anticipates that, in
                                                    current market conditions, it will invest
                                                    primarily in "equity-oriented" REITs, which invest
                                                    the majority of their assets directly in real
                                                    property and derive their income primarily from
                                                    rents.

                                                    The Fund intends initially to invest approximately
                                                    70% to 80% of its total assets in common equity
                                                    securities and 20% to 30% of its total assets in
                                                    preferred securities issued by REITs and other
                                                    Real Estate Companies.

                                                    The Fund will not invest more than 10% of its
                                                    total assets in the securities of any one issuer.

                                                    The Fund has a fundamental policy of concentrating
                                                    its investments in the U.S. real estate industry
                                                    and not concentrating in any other industry. This
                                                    policy cannot be changed without stockholder
                                                    approval.

                                                    Under normal market conditions, the Fund may
                                                    invest up to 20% of its total assets in debt
                                                    securities (including convertible and non-
                                                    convertible debt securities), such as debt
                                                    securities issued by Real Estate Companies and
                                                    U.S. government obligations.

                                                    The convertible and non-convertible preferred and
                                                    debt securities in which the Fund may invest are
                                                    sometimes collectively referred to in this
                                                    Prospectus as "Senior Income Securities." The Fund
                                                    may invest up to 25% of its total assets in Senior
                                                    Income Securities that are below-investment grade
                                                    quality (I.E., not rated in one of the four
                                                    highest grades), including unrated securities
                                                    determined by the Fund's investment manager to be
                                                    of comparable quality. Below-investment grade
                                                    quality debt securities are commonly referred to
                                                    as "junk bonds."

                                                    The Fund may invest up to 10% of its total assets
                                                    in securities of non-U.S. issuers located in
                                                    industrialized countries.

                                                    The Fund may, for cash management purposes, during
                                                    a reasonable start-up period following this
                                                    offering, or for defensive purposes, temporarily
                                                    hold all or a substantial portion of its assets in
                                                    cash, in high-quality, short-term money market
                                                    instruments, including shares of money market
                                                    funds that are affiliated with Neuberger Berman,
                                                    or in high-quality debt securities. See "The
                                                    Fund's Investments" and "Risks."

RATIONALE FOR INVESTING IN THE
  FUND'S COMMON SHARES............................  Based upon Neuberger Berman's evaluation of historical data, Neuberger Berman believes that
                                                    investments in securities of Real Estate Companies
                                                    generally have fared better, during periods of
                                                    economic weakness or uncertainty, than other
                                                    market sectors due in part to the long-term nature
                                                    of most real estate leases. Further, Neuberger
                                                    Berman believes that investment in securities of
                                                    Real Estate Companies historically has offered the
                                                    opportunity for higher current income than is
                                                    available by investment in other


                                       2
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
                                                    classes of securities, such as U.S. government
                                                    securities and broader market equity securities,
                                                    such as those that make up the S&P 500 Index.
                                                    Neuberger Berman also believes that investment in
                                                    Real Estate Companies historically has offered
                                                    attractive opportunities for long-term capital
                                                    appreciation, which would provide investors with
                                                    relatively attractive risk-adjusted total returns.
                                                    In addition, Neuberger Berman believes, based upon
                                                    evaluation of historical data, that investments in
                                                    securities of Real Estate Companies exhibit low
                                                    correlation in performance to the performance of
                                                    other major asset classes of equity and debt
                                                    securities, as measured by the S&P 500 Index and
                                                    the Lehman Brothers Aggregate Bond Index. As a
                                                    result, investment in the Fund may provide the
                                                    opportunity to add an alternative asset class to
                                                    an investor's overall portfolio. See "The Fund's
                                                    Investments" and "Appendix A--Certain Market and
                                                    Performance Information" in the Statement of
                                                    Additional Information, which contains historical
                                                    data showing performance of REITs in relation to
                                                    other investment categories.

NEUBERGER BERMAN'S APPROACH TO
  INVESTING IN REAL ESTATE
  SECURITIES......................................  Neuberger Berman's investment philosophy in managing the Fund is driven by:

                                                    -  an experienced portfolio management staff that
                                                       believes in traditional on-site real estate
                                                       analysis and frequent meetings with company
                                                       management;

                                                    -  a distinct investment approach that combines
                                                       fundamental securities analysis and direct real
                                                       estate analysis with property sector
                                                       diversification;

                                                    -  a disciplined valuation methodology that seeks
                                                       attractively priced real estate securities
                                                       relative to their historical growth rates and
                                                       alternative property sectors; and

                                                    -  an investment philosophy that seeks to develop
                                                       a portfolio with a broad mix of real estate
                                                       securities through superior stock selection and
                                                       property sector allocation.

                                                    Neuberger Berman focuses on quality of management,
                                                    relative equity valuation levels within the real
                                                    estate securities universe, and relative property
                                                    sector performance expectations.

USE OF FINANCIAL LEVERAGE.........................  The Fund may seek to enhance the level of the
                                                    Fund's current income through the use of financial
                                                    leverage. The Fund may leverage through the
                                                    issuance of preferred shares ("Fund Preferred
                                                    Shares") or through the issuance of commercial
                                                    paper and/or borrowing by the Fund ("Borrowings").
                                                    The aggregate financial leverage through the
                                                    issuance of Fund Preferred Shares and/or
                                                    Borrowings (collectively, "Financial Leverage") is
                                                    not expected to exceed 35% of the Fund's total
                                                    assets (including the proceeds of the Financial
                                                    Leverage). Subject to the Board's approval in
                                                    light of market conditions and other factors, the
                                                    Fund intends to issue Fund Preferred Shares within
                                                    approximately three months of the completion of
                                                    this offering of the Common Shares. The Fund
                                                    expects that any Financial Leverage will be rated
                                                    in the
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
                                                    highest rating category by one or more nationally
                                                    recognized statistical ratings organizations (each
                                                    an "NRSRO") and will have short-term interest or
                                                    dividend rates that are expected, in current
                                                    market conditions, to be lower than the yields on
                                                    the additional securities of Real Estate Companies
                                                    that the Fund would purchase with the proceeds of
                                                    the Financial Leverage. So long as the net rate of
                                                    return on the Fund's investments purchased with
                                                    the proceeds of the Financial Leverage exceeds the
                                                    interest or dividend rate payable on the Financial
                                                    Leverage, plus associated expenses, such excess
                                                    return will be available to pay higher dividends
                                                    to holders of the Fund's Common Shares ("Common
                                                    Stockholders"). If not, the issuance of Financial
                                                    Leverage could reduce the return to Common
                                                    Stockholders. The Fund may issue Fund Preferred
                                                    Shares so long as after their issuance the
                                                    liquidation preference, plus the aggregate amount
                                                    of senior securities representing indebtedness,
                                                    does not exceed 50% of the Fund's total assets.
                                                    There is no assurance that the Fund will utilize
                                                    Financial Leverage or, if Financial Leverage is
                                                    utilized, that it will be successful in enhancing
                                                    the level of the Fund's current income. Common
                                                    Stockholders will bear the offering costs of any
                                                    issuance of Fund Preferred Shares. The net asset
                                                    value of the Common Shares will be reduced by the
                                                    underwriting fees and issurance costs of any Fund
                                                    Preferred Shares. The use of Financial Leverage
                                                    involves special risks. See "Use of Financial
                                                    Leverage" and "Risks--Risks of Financial
                                                    Leverage."

INTEREST RATE TRANSACTIONS........................  In connection with the Fund's anticipated use of
                                                    Financial Leverage, the Fund may seek to hedge the
                                                    interest rate risks associated with the Financial
                                                    Leverage through interest rate swaps, caps or
                                                    other derivative transactions. These transactions
                                                    involve investment techniques and risks different
                                                    from those associated with portfolio transactions
                                                    in securities of Real Estate Companies. There is
                                                    no assurance that any interest rate hedging
                                                    transactions, if undertaken, will be successful
                                                    and such transactions may adversely effect the
                                                    Fund's achievement of its investment objectives.
                                                    See "Use of Financial Leverage" and "Interest Rate
                                                    Transactions."

DIVIDEND DISTRIBUTIONS ON THE
  COMMON SHARES...................................  The Fund intends to distribute its net investment income on a monthly basis and to distribute at
                                                    least annually any net long-term capital gains,
                                                    realized during the year.

                                                    The initial dividend is expected to be declared
                                                    approximately 45 days, and paid approximately 60
                                                    to 90 days, from the completion of this offering
                                                    of Common Shares, depending on market conditions
                                                    and operations.

                                                    Unless you elect to receive distributions in cash,
                                                    all of your distributions will be automatically
                                                    reinvested in additional Common Shares under the
                                                    Fund's Dividend Reinvestment Plan.

                                                    The Fund intends to seek exemptive relief from the
                                                    SEC to permit it to adopt a managed dividend
                                                    policy ("Managed Dividend Policy"). Pursuant to a
                                                    Managed Dividend Policy, the
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
                                                    Fund could make regular cash distributions to
                                                    Common Stockholders at a fixed rate per Common
                                                    Share or at a fixed percentage of its net asset
                                                    value that may include periodic distributions of
                                                    net long- and short-term capital gains or, in
                                                    certain instances, return of capital. There is no
                                                    assurance that the Fund would be able to obtain
                                                    the necessary exemptive relief.

                                                    Prior to receiving exemptive relief for a Managed
                                                    Dividend Policy and commencing with the Fund's
                                                    first dividend, the Fund intends to make regular
                                                    monthly cash distributions to Common Stockholders
                                                    at a fixed rate per Common Share based on the
                                                    projected performance of the Fund, subject to
                                                    adjustment from time to time ("Level-Rate Dividend
                                                    Policy"). The Level-Rate Dividend Policy may
                                                    require certain distributions to be
                                                    recharacterized as a return of capital. If the
                                                    Fund receives the exemptive relief described above
                                                    and the Board determines to adopt a Managed
                                                    Dividend Policy, the Fund would terminate its
                                                    Level-Rate Dividend Policy.

                                                    The dividend rate that the Fund pays on its Common
                                                    Shares will depend on a number of factors,
                                                    including dividends payable on the Fund Preferred
                                                    Shares, if any, and interest and required
                                                    principal payments on Borrowings, if any. As
                                                    portfolio and market conditions change, the rate
                                                    of dividends on the Common Shares and the Fund's
                                                    dividend policy could be adjusted upward or
                                                    downward from time to time.
                                                    See "Distributions" and "Dividend Reinvestment
                                                    Plan."

NEUBERGER BERMAN..................................  NB Management serves as the investment manager of the Fund. Subject to the general supervision of
                                                    the Fund's board of directors (the "Board" or the
                                                    "Board of Directors"), NB Management is
                                                    responsible for managing, either directly or
                                                    through others selected by it, the investment
                                                    activities of the Fund and the Fund's business
                                                    affairs and other administrative matters. NB
                                                    Management will receive a fee, payable monthly, in
                                                    a maximum annual amount equal to 0.85% of the
                                                    Fund's average daily total assets minus
                                                    liabilities other than the aggregate indebtedness
                                                    entered into for purposes of leverage ("Managed
                                                    Assets"). The liquidation preference of the Fund
                                                    Preferred Shares is not a liability or permanent
                                                    equity. NB Management has contractually agreed to
                                                    waive a portion of the management fees it is
                                                    entitled to receive from the Fund at the annual
                                                    rate of 0.30% of the Fund's average daily Managed
                                                    Assets from the commencement of operations through
                                                    October 31, 2007 (I.E., roughly the first five
                                                    fiscal years), and at a declining amount for an
                                                    additional four fiscal years (through October 31,
                                                    2011).

                                                    NB Management has retained Neuberger Berman, LLC
                                                    to serve as the Fund's sub-adviser, responsible
                                                    for providing investment recommendations and
                                                    research. NB Management (and not the Fund) will
                                                    pay a portion of the fees it receives to Neuberger
                                                    Berman, LLC in return for its services. As of
                                                    September 30, 2002, Neuberger Berman and its
                                                    affiliates managed approximately
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
                                                    $53.6 billion in total assets, and continue an
                                                    asset management history that began in 1939.
LISTING AND SYMBOL................................  The Common Shares of the Fund are expected to be listed on the New York Stock Exchange. See
                                                    "Description of Shares--Common Shares." The
                                                    trading or "ticker" symbol of the Common Shares is
                                                    "NRL."

CUSTODIAN AND TRANSFER AGENT......................  State Street Bank and Trust Company will serve as custodian of the Fund's assets. The Bank of New
                                                    York will serve as the Fund's transfer agent. See
                                                    "Custodian and Transfer Agent."

SPECIAL RISK CONSIDERATIONS.......................  NEWLY ORGANIZED. The Fund is a newly organized, non-diversified, closed-end management investment
                                                    company with no history of operations.

                                                    INVESTMENT RISK. An investment in the Fund is
                                                    subject to investment risk, including the possible
                                                    loss of the entire amount that you invest.

                                                    STOCK MARKET RISK. Your Common Shares at any point
                                                    in time may be worth less than what you invested,
                                                    even after taking into account the reinvestment of
                                                    Fund dividends and other distributions. The value
                                                    of the Fund's portfolio securities will fluctuate,
                                                    sometimes rapidly and unpredictably. The Fund
                                                    intends to utilize Financial Leverage, which
                                                    magnifies stock market risk. See "Use of Financial
                                                    Leverage" and "Risks--Stock Market Risk."

                                                    RISKS OF SECURITIES LINKED TO THE REAL ESTATE
                                                    MARKET. The Fund will invest, in normal market
                                                    conditions, at least 90% of its total assets in
                                                    the securities of Real Estate Companies, including
                                                    REITs. Although the values of the securities of
                                                    Real Estate Companies and REITs reflect the
                                                    operating values of these companies and do not
                                                    always move in tandem with the prices of real
                                                    estate assets, because the Fund concentrates its
                                                    assets in the real estate industry, your
                                                    investment in the Fund may be closely linked to
                                                    the performance of the real estate markets.
                                                    Property values may fall due to increasing
                                                    vacancies or declining rents resulting from
                                                    economic, legal, cultural or technological
                                                    developments.

                                                    Values of the securities of Real Estate Companies
                                                    may fall, among other reasons, because of the
                                                    failure of borrowers from such Real Estate
                                                    Companies to pay their loans or because of poor
                                                    management of the real estate properties owned by
                                                    such Real Estate Companies. Many Real Estate
                                                    Companies, including REITs, utilize leverage (and
                                                    some may be highly leveraged), which increases
                                                    investment risk and could adversely affect a Real
                                                    Estate Company's operations and market value in
                                                    periods of rising interest rates. Restrictions
                                                    contained in the agreements under which many Real
                                                    Estate Companies borrow money from banks and other
                                                    lenders may affect a Real Estate Company's ability
                                                    to operate effectively. Real estate risks may also
                                                    arise where Real Estate Companies fail to carry
                                                    adequate insurance, or where a Real Estate Company
                                                    may become liable for removal or other costs
                                                    related to environmental contamination. Real
                                                    Estate

                                                    Companies may operate within particular sectors of
                                                    the real estate industry, such as apartments,
                                                    office and industrial, regional malls and
                                                    community centers, hotels and lodging and the
                                                    health care sector, that are subject to specific
                                                    sector-related risks.

                                                    Real Estate Companies tend to be small to
                                                    medium-sized companies. Real Estate Company
                                                    shares, like other smaller company shares, can be
                                                    more volatile than, and perform differently from,
                                                    larger company shares. There may be less trading
                                                    in a smaller company's shares, which means that
                                                    buy and sell transactions in those shares could
                                                    have a larger impact on the share's price than is
                                                    the case with larger company shares.

                                                    REITs are subject to highly technical and complex
                                                    provisions in the Internal Revenue Code of 1986,
                                                    as amended ("the Code"). There is a possibility
                                                    that a REIT may fail to qualify for conduit income
                                                    tax treatment under the Code or may fail to
                                                    maintain exemption from registration under the
                                                    Investment Company Act of 1940 (the "1940 Act"),
                                                    either of which could adversely affect the
                                                    operations of such REIT. See "Risks--Risks of
                                                    Securities Linked to the Real Estate Market."

                                                    Terrorist incidents can adversely affect the value
                                                    of a property or an entire area substantially and
                                                    unexpectedly. These incidents can also disrupt or
                                                    depress the economy, business, and tourism, which
                                                    may adversely affect the value of properties in
                                                    particular industries, e.g., hotels and retail
                                                    establishments. Higher insurance costs may
                                                    adversely affect Real Estate Companies, and
                                                    certain Real Estate Companies may be unable to
                                                    obtain certain kinds of insurance.

                                                    INTEREST RATE RISK. Interest rate risk is the risk
                                                    that fixed-income investments such as preferred
                                                    stocks and debt securities, and to a lesser extent
                                                    dividend-paying common stocks such as REIT common
                                                    shares, will decline in value because of changes
                                                    in interest rates. When market interest rates
                                                    rise, the market value of such securities
                                                    generally will fall. Generally, the longer the
                                                    maturity of a fixed-income security, the more its
                                                    value falls in response to a given rise in
                                                    interest rates. The Fund's investment in such
                                                    securities means that the net asset value and
                                                    market price of Common Shares will tend to decline
                                                    if market interest rates rise. See
                                                    "Risks--Interest Rate Risk."

                                                    RISK OF FINANCIAL LEVERAGE. The Fund's anticipated
                                                    use of Financial Leverage will likely result in
                                                    greater volatility of the net asset value and
                                                    market price of Common Shares because changes in
                                                    the value of the Fund's portfolio investments,
                                                    including investments purchased with the proceeds
                                                    of the Financial Leverage, are borne entirely by
                                                    the Common Stockholders, as the aggregate
                                                    principal amount or the aggregate liquidation
                                                    preference associated with any Financial Leverage
                                                    will have a senior claim on the assets of the
                                                    Fund. Common Share income may fall if the
                                                    financing costs of the Financial Leverage increase
                                                    and may fluctuate as those financing costs vary.


                                                    Because the fees received by NB Management are
                                                    based on the Managed Assets of the Fund (including
                                                    the proceeds of any Financial Leverage), NB
                                                    Management has a financial incentive for the Fund
                                                    to utilize Financial Leverage, which may create a
                                                    conflict of interest between NB Management and the
                                                    Common Stockholders. See "Risks--Risk of Financial
                                                    Leverage."

                                                    INTEREST RATE TRANSACTIONS RISK. If the Fund
                                                    enters into interest rate hedging transactions, a
                                                    decline in interest rates may result in a decline
                                                    in the net amount receivable (or increase the net
                                                    amount payable) by the Fund under the hedging
                                                    transaction, which could result in a decline in
                                                    the net asset value of the Common Shares. See
                                                    "Interest Rate Transactions" and "Risks--Interest
                                                    Rate Transactions Risk."

                                                    CREDIT RISK. Credit risk is the risk that an
                                                    issuer of a debt security, or the counterparty to
                                                    a derivative contract or other obligation, becomes
                                                    unwilling or unable to meet its obligation to make
                                                    interest and principal payments. In general,
                                                    lower-rated debt securities carry a greater degree
                                                    of credit risk. If NRSROs lower their ratings of
                                                    debt securities in the Fund's portfolio, the value
                                                    of those obligations could decline, which could
                                                    jeopardize the NRSROs' ratings of the Fund's
                                                    Financial Leverage. Even if an issuer does not
                                                    actually default, adverse changes in the issuer's
                                                    financial condition may negatively affect its
                                                    credit rating or presumed creditworthiness. These
                                                    developments would adversely affect the market
                                                    value of the issuer's obligations and,
                                                    correspondingly, the net asset value of the Fund.
                                                    See "Risks--Credit Risk."

                                                    RISKS OF BELOW-INVESTMENT GRADE QUALITY
                                                    SECURITIES. The Fund may invest up to 25% of its
                                                    total assets in Senior Income Securities that are
                                                    below-investment grade quality. Securities that
                                                    are below-investment grade quality are regarded as
                                                    having predominantly speculative characteristics
                                                    with respect to capacity to pay interest and repay
                                                    principal. See "Risks--Risks of Investing in
                                                    Below-Investment Grade Quality Securities."

                                                    FOREIGN SECURITIES RISK. The Fund may invest up to
                                                    10% of its total assets in securities of issuers
                                                    located outside of the United States, which may be
                                                    denominated in currencies other than the U.S.
                                                    dollar. The prices of foreign securities may be
                                                    affected by factors not present with securities
                                                    traded in the U.S. markets, including currency
                                                    exchange rates, political and economic conditions,
                                                    less stringent regulation and higher volatility.
                                                    As a result, many foreign securities may be less
                                                    liquid and more volatile than U.S. securities. To
                                                    help control this risk, the Fund will invest in
                                                    foreign issuers located only in industrialized
                                                    countries. See "Risks--Foreign Security Risk."

                                                    MARKET PRICE OF SHARES. The Fund has been
                                                    structured as a closed-end investment company
                                                    because (unlike open-end mutual funds) (i) the
                                                    securities of closed-end funds are not redeemable,
                                                    which enables NB Management to invest
                                                    substantially all of the Fund's assets in pursuit
                                                    of the Fund's investment objectives and

                                                    (ii) closed-end funds have greater flexibility in
                                                    the utilization of Financial Leverage.
                                                    Nonetheless, shares of closed-end investment
                                                    companies frequently trade at a discount from
                                                    their net asset value. This characteristic is
                                                    separate and distinct from the risk that net asset
                                                    value could decrease as a result of investment
                                                    activities and may be a greater risk to investors
                                                    expecting to sell their shares relatively soon
                                                    after completion of this offering. Shares of
                                                    closed-end funds like the Fund that invest
                                                    predominately in real estate securities have
                                                    during some periods traded at prices higher than
                                                    net asset value and during other periods have
                                                    traded at prices lower than net asset value. The
                                                    Fund cannot predict the level of trading activity
                                                    or whether Common Shares will trade at, above or
                                                    below net asset value. The Common Shares are
                                                    designed primarily for long-term investors, and
                                                    you should not view the Fund as a vehicle for
                                                    trading purposes. See "Risks--Market Price
                                                    Discount from Net Asset Value."

                                                    PORTFOLIO TURNOVER. The Fund may engage in
                                                    portfolio trading when considered appropriate by
                                                    NB Management. Although in normal market
                                                    conditions the Fund does not expect that its
                                                    annual portfolio turnover rate will exceed 50%,
                                                    the Fund has not established any limit on the rate
                                                    of portfolio turnover. A higher portfolio turnover
                                                    rate results in correspondingly greater brokerage
                                                    commissions and other transaction expenses that
                                                    are borne by the Fund. See "The Fund's
                                                    Investments--Investment Strategies and Parameters
                                                    of the Fund's Portfolio--Portfolio Turnover."

                                                    TERRORISM. The terrorist attacks on September 11,
                                                    2001, and related events have led to increased
                                                    short-term market volatility and may have
                                                    long-term effects on U.S. and world economies and
                                                    markets. Any future terrorist attacks could have
                                                    an adverse impact on Fund service providers and
                                                    may affect the Fund's operations. See
                                                    "Risks--Terrorism."

                                                    NON-DIVERSIFICATION RISK. The Fund is classified
                                                    as "non-diversified" under the 1940 Act. As a
                                                    result, it can invest a greater portion of its
                                                    assets in the securities of a single issuer than a
                                                    "diversified" fund. However, the Fund has adopted
                                                    a policy that it will not invest more than 10% of
                                                    its total assets in the securities of any one
                                                    issuer. Nonetheless, the Fund will be more
                                                    susceptible than a more widely diversified fund to
                                                    any single corporate, economic, political or
                                                    regulatory occurrence. See "The Fund's
                                                    Investments" and "Risks--Non-Diversified Status."

                                                    ANTI-TAKEOVER PROVISIONS. The Fund's Articles of
                                                    Incorporation (the "Articles") and Bylaws include
                                                    provisions that could limit the ability of other
                                                    entities or persons to acquire control of the Fund
                                                    or convert the Fund to an open-end fund. These
                                                    provisions could have the effect of depriving the
                                                    Common Stockholders of opportunities to sell their
                                                    Common Shares at a premium over the then-current
                                                    market price of the Common Shares. See "Anti-
                                                    Takeover and Other Provisions in the Articles of
                                                    Incorporation" and "Risks--Anti-Takeover
                                                    Provisions."

                            SUMMARY OF FUND EXPENSES


    The table below and the expenses shown assume that the Fund utilizes Financial Leverage through the issuance of Fund Preferred Shares in an amount equal to approximately 35% of the Fund's total assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares, but assumes that no Financial Leverage is utilized by the Fund (such as will be the case prior to the Fund's expected issuance of Fund Preferred Shares).



STOCKHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)....   4.50%
Expenses Borne by the Fund........................   0.20%(1)(2)
Dividend Reinvestment Plan Fees...................   None(3)



                                                          PERCENTAGE OF NET
                                                         ASSETS ATTRIBUTABLE
                                                          TO COMMON SHARES
                                                            (ASSUMES FUND
                                                          PREFERRED SHARES
                                                          ARE ISSUED)(4)(5)
                                                         -------------------
     ANNUAL EXPENSES
     Management Fees...................................         1.31%
     Interest Payments on Borrowed Funds...............         None
     Other Expenses....................................         0.50%
                                                                ----
     Total Annual Expenses.............................         1.81%
     Fee Waiver and Expense Reimbursement (Years
       1-5)(6).........................................        (0.46%)
                                                           ----
     Total Annual Expenses, Net of Fee Waiver and
       Expense Reimbursement
       (Years 1-5)(6)..................................         1.35%


-------------------


(1) NB Management has agreed to pay all organizational expenses and offering costs of the Fund (other than the sales load) that exceed $0.03 per Common Share (0.20% of the offering price).
(2) If the Fund offers Fund Preferred Shares, costs of that offering, estimated to be approximately 1.5% of the total amount of the Fund Preferred Share offering, will be borne immediately by Common Stockholders and will result in the reduction of the net asset value of the Common Shares. Assuming the issuance of Fund Preferred Shares in an amount equal to 35% of the Fund's total assets (after their issuance) these offering costs are estimated to be approximately $1,000,000 or $0.12 per Common Share (0.8% of the offering price).
(3) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan."
(4) The table presented in this footnote estimates what the Fund's annual expenses would be, stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that the Fund does not utilize any form of Financial Leverage, as would be the case, for instance, prior to the Fund's expected issuance of Fund Preferred Shares. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                          PERCENTAGE OF NET
                                                         ASSETS ATTRIBUTABLE
                                                          TO COMMON SHARES
                                                             (ASSUMES NO
                                                         FINANCIAL LEVERAGE
                                                            IS ISSUED OR
                                                           OUTSTANDING)(5)
                                                         -------------------
     ANNUAL EXPENSES
     Management Fees...................................         0.85%
     Interest Payments on Borrowed Funds...............         None
     Other Expenses....................................         0.30%
                                                                ----
     Total Annual Expenses.............................         1.15%
     Fee Waiver and Expense Reimbursement (Years
       1-5)(6).........................................        (0.30%)
                                                                ----
     Total Annual Expenses, Net of Fee Waiver and
       Expense
       Reimbursement (Years 1-5)(6)....................         0.85%

(5) Although it currently appears more likely that the Fund will issue Fund Preferred Shares, in the event the Fund utilizes Financial Leverage through Borrowings in an amount equal to 33 1/3% of the Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to Common Shares, the Management Fee would be 1.27%, Other Expenses would be 0.33%, Interest Payments on Borrowed Funds (assuming an interest rate of 5.00%, which interest rate is subject to change based on prevailing market conditions) would be 2.50%, Total Annual Expenses would be 4.10% and Total Annual Expenses Net of Fee Waiver and Expense Reimbursement would be 3.65%. Based on those expenses and in accordance with the example below, the expenses for years 1, 3, 5 and 10 would be $82, $154, $227 and $433, respectively.
(6) NB Management has contractually agreed to waive a portion of the management fee it is entitled to receive from the Fund at the annual rate of 0.30% of average daily Managed Assets from the commencement of operations through October 31, 2007 (i.e. roughly the first five fiscal years), 0.24% in year 6, 0.18% in year 7, 0.12% in year 8 and 0.06% in year 9. NB Management has not agreed to waive any portion of its fees or expenses beyond
     October 31, 2011. Without the fee waiver, "Total Annual Expenses, Net of Fee Waiver and Expense Reimbursement" would be estimated to be 1.81% of the average daily net assets attributable to Common Shares (assuming the issuance of the Fund Preferred Shares) and 1.15% of the average daily net assets attributable to Common Shares (assuming no issuance of any Fund Preferred Shares). Because the management and administrative fees are based on Managed Assets, the dollar amount of such fees will be higher when the Fund utilizes Financial Leverage. See "Management of the Fund."

    The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Stockholder, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately
8.3 million Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."


EXAMPLE:


    As required by relevant SEC regulations, the following example illustrates the expenses (including the sales load of $45, estimated expenses of this offering of $2 and the estimated Fund Preferred Share offering costs of $8 assuming Fund Preferred Shares are issued representing 35% of the Fund's total assets (after issuance) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of 1.35% of net assets attributable to Common Shares in years 1 through 5, increasing to 1.81% in year 10 and (2) a 5% annual return:(1)



                                                 CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                ------------------------------------------------------------------------------
                                    1 YEAR(2)          3 YEARS(2)          5 YEARS(2)          10 YEARS(2)
                                -----------------  ------------------  ------------------  -------------------
An investor would pay the
  following expenses on a
  $1,000 investment, assuming
  a 5% annual return
  throughout the periods......         $68                $96                 $126                $227


-------------------


(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE ASSUMED. MOREOVER, THE FUND'S ACTUAL RATE OF RETURN MAY BE HIGHER OR LOWER THAN THE HYPOTHETICAL 5% RETURN SHOWN IN THE EXAMPLE.
(2) Assumes waiver of management fees of 0.30% of average daily Managed Assets in years 1 through 5, 0.24% in year 6, 0.18 % in year 7, 0.12% in year 8 and 0.06% in year 9. NB Management has not agreed to waive any portion of its management fee beyond October 31, 2011. See "Management of the Fund."

                                    THE FUND

    The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a corporation on September 11, 2002 pursuant to Articles of Incorporation governed by the laws of the State of Maryland. As a newly organized entity, the Fund has no operating history. Its principal office is located at 605 Third Avenue, Second Floor, New York, New York 10158-0180, and its telephone number is 877-461-1899.

                                USE OF PROCEEDS


    The net proceeds of the offering of Common Shares will be approximately
$         ($         if the Underwriters exercise the over-allotment option in
full) after payment of the estimated offering costs. The Fund will pay all of its organizational costs and offering costs up to $0.03 per Common Share, and NB Management has agreed to pay all of the Fund's organizational costs and offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objectives and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities or high-quality, short-term money market instruments, including shares of money market funds that are affiliated with Neuberger Berman.


                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVES

    The Fund's primary investment objective is high current income. Capital appreciation is a secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT STRATEGIES AND PARAMETERS OF THE FUND'S PORTFOLIO

    CONCENTRATION. The Fund has a fundamental policy of concentrating its investments in the U.S. real estate industry and not concentrating in any other industry. This policy cannot be changed without stockholder approval. See "--Fundamental Investment Policies."


    REAL ESTATE COMPANIES. Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common equity securities, preferred securities, securities convertible into equity securities ("convertible securities") and non-convertible debt securities issued by Real Estate Companies. A "Real Estate Company" is a company that generally derives at least 50% of its revenue from the ownership, construction, financing, management and/or sale of commercial, industrial and/or residential real estate (or has at least 50% of its assets invested in such real estate). As part of this policy, the Fund may also invest in rights or warrants to purchase income-producing common and preferred securities of Real Estate Companies. Real Estate Investment Trusts ("REITs") are considered to be Real Estate Companies. The Fund will not invest more than 10% of its total assets in the securities of any one issuer.



    REITS. At least 75% of the Fund's total assets will be invested under normal market conditions in income-producing equity securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate or in real estate-related loans

(such as mortgages) or other interests. REITs historically have paid relatively high dividends (as compared to other types of companies), and the Fund intends to use these REIT dividends in an effort to meet its primary investment objective of high current income.


    REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which Equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

    The Fund anticipates that, in current market conditions, its investment in REITS will consist primarily of Equity REITs. The Fund may invest up to 10% of its total assets in any combination of Mortgage REITs and Hybrid REITs.

    Substantially all of the equity securities of Real Estate Companies, including REITs, in which the Fund intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Fund may invest in both publicly and privately traded REITs.


    COMMON STOCKS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES. Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common equity securities, preferred securities, securities convertible into equity securities ("convertible securities") and non-convertible debt securities issued by Real Estate Companies, including REITs.



    - COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.



    - PREFERRED STOCKS. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Preferred stocks in which the Fund invests generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events.



    - CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.


    In current market conditions, it is the Fund's intention to initially invest approximately:

    - 70% to 80% of its total assets in common equity securities issued by Real Estate Companies;

    - 20% to 30% of its total assets in preferred securities issued by Real Estate Companies; and

    - up to 5% of its total assets in convertible securities issued by Real Estate Companies.

    The actual initial investment percentages with respect to common equity, non-convertible preferred and convertible securities are subject to market conditions at the time of such initial investment, the current market prices of such securities and Neuberger Berman's views on the marketplace for such securities. The Fund's portfolio composition can be expected to vary over time based on NB Management's assessment of market conditions.


    DEBT SECURITIES. In normal market conditions, the Fund may invest up to 20% of its total assets in debt securities (including convertible and non-convertible debt securities), such as debt securities issued by Real Estate Companies and U.S. government obligations. As noted above, the Fund may exceed this limit during its initial three months of operation.



    - DEBT SECURITIES OF REAL ESTATE COMPANIES. Debt securities in which the Fund may invest include all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. The debt securities in which the Fund will invest may bear interest at fixed rates or variable rates of interest, and may involve equity features such as contingent interest or participation based on revenues, rents or profits. The prices of debt securities generally vary inversely with interest rates.



    - U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as certain "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value" and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. government, are supported only by the credit of the instrumentality. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. Even where a security is backed by the full faith and credit of the U.S. Treasury, it does not guarantee the market price of that security, only the payment of principal and/or interest.



    If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. Debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities assuming all other factors, including credit quality, are equal. For a given change in interest rates, the market prices of longer-maturity debt securities generally fluctuate more than the market prices of shorter-maturity debt securities. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "interest rate risk."

    BELOW-INVESTMENT GRADE QUALITY SECURITIES. The preferred securities and the convertible and non-convertible preferred and debt securities in which the Fund may invest are sometimes collectively referred to in this Prospectus as "Senior Income Securities." The Fund may invest in Senior Income Securities that are below-investment grade quality, including unrated securities determined by the Fund's investment manager to be of comparable quality. Below-investment grade quality Senior Income Securities are those that have received a rating lower than Baa or BBB by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch Ratings ("Fitch") and unrated securities determined by NB Management to be of comparable quality. Below-investment grade quality debt securities are commonly referred to as "junk bonds." The Fund will not invest in below-investment grade quality Senior Income Securities if, as a result of such investment, more than 25% of the Fund's total assets would be invested in such securities. If a downgrade of one or more investment grade quality Senior Income Securities causes the Fund to exceed this 25% limit, the Fund's portfolio managers will determine, in their discretion, whether to sell any below-investment grade quality Senior Income Securities to reduce the percentage to below 25% of the Fund's total assets. It is possible, therefore, that the value of below-investment grade quality Senior Income Securities could exceed 25% of the Fund's total assets for an indefinite period of time. NB Management will monitor the credit quality of the Fund's Senior Income Securities.



    Securities that are below-investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. The Fund may only invest in below-investment grade quality securities that are rated CCC or higher by S&P, rated Caa or higher by Moody's, or rated CCC or higher by Fitch, or are unrated but determined to be of comparable quality by the Fund's investment manager. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase. For a description of security ratings, see Appendix B of the Statement of Additional Information.



    FOREIGN SECURITIES. At least 90% of the Fund's total assets will be invested in U.S. dollar-denominated securities of issuers located in the United States. The Fund may invest up to 10% of its total assets in securities of non-U.S. issuers located in countries considered by Neuberger Berman to be industrialized, which securities may be U.S. dollar-denominated or denominated in a currency other than the U.S. dollar.



    ILLIQUID SECURITIES. Substantially all of the equity securities of Real Estate Companies in which the Fund intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Fund may, however, invest in illiquid securities (I.E., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and that are not deemed to be liquid, privately traded REITs and repurchase agreements with maturities in excess of seven days. The Board of Directors or its delegate has the authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Directors has delegated to NB Management the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight of such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed NB Management to look for such factors as the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and other permissible relevant factors.

    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

    Illiquid securities will be priced at fair value as determined in good faith by the Board of Directors or its delegate. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. See "Net Asset Value." If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund is in a position where a substantial portion of the value of its total assets are invested in illiquid securities, including restricted securities that are not readily marketable, the Fund will take steps NB Management deems advisable, if any, to protect liquidity.

    As discussed below under "Interest Rate Transactions," the Fund intends to segregate cash or liquid securities with its custodian having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid.


    SHORT SALES AND DERIVATIVES. The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this Prospectus in connection with interest rate swap and interest rate cap transactions, futures and options on futures. See "Use of Financial Leverage" and "Interest Rate Transactions."



    CASH POSITIONS. In anticipation of or in response to adverse market conditions, for cash management purposes, during a reasonable start-up period following the completion of this offering and any offering of Fund Preferred Shares, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or bonds or other debt securities. Doing so may help the Fund avoid losses but may mean lost opportunities for the Fund to achieve its investment objectives.


    Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements collateralized by such obligations, commercial paper and shares of money market funds, including money market funds for which NB Management serves as investment manager ("Affiliated Money Market Funds"). To the extent the Fund purchases shares of a money market fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such fund.


    Cash reserves may be invested in Affiliated Money Market Funds if such investments are expected to produce higher net returns, reduce transaction costs, create more liquidity and/or increase diversification for the Fund as compared to comparable overnight investment vehicles. When assets are invested in an Affiliated Money Market Fund, NB Management waives a portion of its investment advisory fee on the Fund equal to the advisory fee paid on those assets by the Affiliated Money Market Fund.



    SECURITIES LENDING. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. The Fund would continue to receive the income on the loaned securities and would at the same time earn interest on the collateral or on the investment of any cash collateral. The Fund may invest such cash collateral in Affiliated Money Market Funds, subject to the policies discussed above under "Cash Positions." (Because the collateral received by the Fund is not considered a part of Managed Assets for purposes of calculating the Fund's advisory fee, there is no waiver of the advisory fee for collateral invested in an Affiliated Money Market Fund.) The Fund will not lend portfolio securities representing more than one-third of its total assets.


    Lending securities involves a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly, or if the Fund is prevented from disposing promptly of the collateral in the event the borrower defaults.


    PORTFOLIO TURNOVER. The Fund may engage in portfolio trading when NB Management considers it to be appropriate, but the Fund will not use short-term trading as the primary means of achieving its investment objectives. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 50% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to the length of time held when, in the opinion of NB Management, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the Fund's realization of net short-term capital gains that, when distributed to stockholders, will be taxable as ordinary income. See "Tax Matters."


FUNDAMENTAL INVESTMENT POLICIES


    The Fund has adopted certain fundamental investment policies designed to limit investment risk. These fundamental limitations, as well as the investment objectives of the Fund, may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Fund Preferred Shares voting as a single class, as well as by the vote of a majority of the outstanding Fund Preferred Shares tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or (ii) is less. See "Investment Objectives" and "Investment Policies and Techniques" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund. See "Description of Shares--Fund Preferred Shares--Voting Rights" and the Statement of Additional Information under "Fund Preferred Shares--Voting Rights" for additional information with respect to the voting rights of holders of Fund Preferred Shares.


    The Fund may become subject to guidelines that are more limiting than the fundamental investment policies referenced above in order to obtain and maintain ratings from an NRSRO in connection with the Fund's utilization of Financial Leverage. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Stockholders or the Fund's ability to achieve its investment objectives.

RATIONALE FOR INVESTING IN THE FUND'S COMMON SHARES


    Based upon Neuberger Berman's evaluation of historical data, Neuberger Berman believes that investments in securities of Real Estate Companies generally have fared better, during periods of economic weakness or uncertainty, than other market sectors due in part to the long-term nature of most real estate leases. Further, Neuberger Berman believes that investment in securities of Real Estate Companies historically has offered the opportunity for higher current income than is available by investment in other classes of securities, such as U.S. government securities and broader market equity securities, such as those that make up the S&P 500 Index. Neuberger Berman also believes that investment in Real Estate Companies historically has offered attractive opportunities for long-term capital appreciation, which would provide investors with relatively attractive risk-adjusted total returns. In addition, Neuberger Berman believes, based upon evaluation of historical data, that investments in securities of Real Estate Companies exhibit low correlation in performance to the performance of other major asset classes of equity and debt securities, as measured by the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. As a result, investment in the Fund may provide the opportunity to add an alternative asset class to an investor's overall portfolio.



    The foregoing rationale and beliefs of Neuberger Berman are based in part on assessments of publicly available information concerning the past performance of securities of Real Estate Companies in general, in comparison to other major asset classes of debt and equity securities and the historical performance comparisons of portfolios comprised of varying percentages of such real estate securities. Such information is set forth in "Appendix A--Certain Market and Performance Information" in the Statement of Additional Information.


INVESTMENT PHILOSOPHY


    Neuberger Berman's investment philosophy in managing the Fund is driven by:



    - an experienced portfolio management staff that believes in traditional on-site real estate analysis and frequent meetings with company management;


    - a distinct investment approach that combines fundamental securities analysis and direct real estate analysis with property sector diversification;


    - a disciplined valuation methodology that seeks attractively priced real estate securities relative to their historical growth rates and alternative property sectors; and


    - an investment philosophy that seeks to develop a portfolio with a broad mix of real estate securities through superior stock selection and property sector allocation.



    Neuberger Berman focuses on quality of management, relative equity valuation levels within the real estate securities universe, and relative property sector performance expectations.


INVESTMENT PROCESS


    The Neuberger Berman investment process for the Fund emphasizes internally-generated investment ideas derived from both top down analysis of property sectors and bottom up research on real estate securities. The investment process utilizes a relative valuation model that ranks securities on a daily basis and allows for a discrete buy/sell process.



    Neuberger Berman's investment process for the Fund consists of four primary investment areas: (1) macro research; (2) property sector research; (3) company research; and (4) portfolio management.


    Macro research consists of an overall assessment of the economy and expectations for economic growth on a national basis as well as a regional basis. Macro research is considered essential in the construction of a real estate securities portfolio as a result of the breadth of lease duration levels among the respective property sectors. Macro research is also a required in determining the level of demand across the primary property sectors. The resources available to conduct macro research include in-house economic research, Wall Street analysts and numerous economic reports.

   Property sector research is emphasized as a result of Neuberger Berman's belief that prescient property sector selection will produce consistent levels of investment performance versus its benchmark. Historically, there has been a material level of divergence in investment results among the core property sectors (multi-family, office, industrial, retail). The investment team seeks to identify property sector valuation disparities through the construction of and analysis of relative valuation models among the property sectors within the REIT industry. Property sector valuations are analyzed on both a relative and absolute basis. Relative valuation analysis is important as a result of the investment team's orientation to being fully invested in real estate securities at all times.



    Neuberger Berman's real estate securities research endeavors to focus its investment efforts on those firms that demonstrate attractive prospects for satisfactory levels of earnings growth and earnings consistency, as well as dividend growth and coverage. The companies with the most attractive fundamental attributes are then screened according to pricing factors that may be important indicators of potential share price performance versus peers. Some of the pricing factors that Neuberger Berman focuses on include multiple-to-long-term earnings growth and net asset value-to-price. Neuberger Berman also assigns a quantitative score to its assessment of management and management strategy. A company's strategy and its ability to execute that strategy as well as the public market's acceptance of that strategy are considered a key company attribute in the investment review process. The fundamental research and pricing components of the investment process are combined to identify attractively priced securities of companies with relatively favorable long-term prospects. Neuberger Berman will also consider the relative liquidity of each security in the construction of the Fund.



    Portfolio construction consists of building a portfolio by overweighting and underweighting specific property types, individual securities and geographic regions based on the previously described investment process. Portfolio weightings are measured against the appropriate benchmarks. In order to control risk, Neuberger Berman seeks to maintain a portfolio that is representative of the major property sectors and geographic regions.


                           USE OF FINANCIAL LEVERAGE

    The Fund may use Financial Leverage through the issuance of Fund Preferred Shares and/or Borrowings in an aggregate amount of up to 35% of the Fund's total assets after such Financial Leverage.


    Subject to the Board's approval in light of market conditions and other factors, approximately one to three months after completion of the Common Shares offering, the Fund currently intends to offer Fund Preferred Shares representing up to 35% of the Fund's total assets immediately after their issuance. Such offering is subject to market conditions and the Fund's receipt of a top credit rating on Fund Preferred Shares from one or more NRSROs (most likely Moody's, S&P and/or Fitch). The Fund presently anticipates that any Fund Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa"), S&P ("AAA") or Fitch ("AAA").


    Fund Preferred Shares will have seniority over the Common Shares. The issuance of Fund Preferred Shares will leverage the Common Shares. Any Borrowings would also leverage, and have seniority over, the Common Shares. There is no assurance that the Fund will utilize Financial Leverage or that, if utilized, that the Fund's leveraging strategy will be successful.


    Because the aggregate principal amount of Borrowings or the aggregate liquidation preference of Fund Preferred Shares will have a senior claim on the assets of the Fund, changes in the value of the Fund's portfolio securities, including costs attributable to Fund Preferred Shares or Borrowings, will be borne entirely by the Common Stockholders. If there is a net decrease (or increase) in the value of the

Fund's investment portfolio, the Financial Leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using Financial Leverage, the fees paid to NB Management for advisory services will be higher than if the Fund did not use Financial Leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which include the proceeds from the Financial Leverage. If the Fund issues Fund Preferred Shares, the Common Stockholders will bear the offering costs of the Fund Preferred Share issuance, which are currently expected to be slightly over 0.8% of the total amount of the Fund Preferred Share issuance. NB Management has not agreed to cap or otherwise bear any of the offering costs of any Fund Preferred Share issuance.


    Under the 1940 Act, the Fund may not issue Fund Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities" to
(ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Fund Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Fund Preferred Shares is the amount that holders of Fund Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

    In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Fund Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Fund Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Fund Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Fund Preferred Shares of at least 200%.


    If Fund Preferred Shares are outstanding, two of the Fund's Directors will be elected by the holders of Fund Preferred Shares, voting separately as a class. The remaining Directors of the Fund will be elected by holders of Common Shares and Fund Preferred Shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on Fund Preferred Shares for two years, holders of Fund Preferred Shares would be entitled to elect a majority of the Directors of the Fund. The failure to pay dividends or make other distributions could result in the Fund's ceasing to qualify for treatment as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares.


    Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless immediately after the borrowing or commercial paper or note issuance the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or borrowing to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors.

    The Fund may be subject to certain restrictions imposed either by guidelines of one or more NRSROs that may issue ratings for Fund Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede NB Management from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objectives, or if the Fund is unable to obtain a sufficient credit rating from an NRSRO on Fund Preferred Shares, the Fund will not issue Fund Preferred Shares.


EFFECTS OF FINANCIAL LEVERAGE


    Assuming (1) that the proceeds from Financial Leverage will represent in the aggregate approximately 35% of the Fund's total assets after such Financial Leverage, and (2) the Fund will pay dividends, interest or payments set by an interest rate transaction with respect to such Financial Leverage at an annual average rate of 5.00%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately 1.75% to cover such dividends, interest or payments and other expenses specifically related to the Financial Leverage. Of course, these numbers are merely estimates, used for illustration. Actual dividend, interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.


    The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 35% of the Fund's total assets after such issuance, and the Fund's currently projected dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of 5.00%. See "Risks" and "Use of Financial Leverage." The table does not reflect any offering costs of Common Shares or Fund Preferred Shares.


Assumed Portfolio Total
  Return.................    (10.00%)    (5.00%)     0.00%     5.00%    10.00%
Common Share Total
  Return.................    (18.08%)   (10.38%)    (2.69%)     5.00%    12.69%


    Common Share total return is composed of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund's net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation.


    During the time in which the Fund is utilizing Financial Leverage, the amount of the fees paid to NB Management for investment advisory and management services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund's Managed Assets. Because the Financial Leverage costs will be borne by the Fund at a specified rate, only the Fund's Common Stockholders will bear the cost of the Fund's fees and expenses.


    Unless and until the Fund utilizes Financial Leverage, the Common Shares will not be leveraged and this section will not apply.

                           INTEREST RATE TRANSACTIONS


SWAPS AND CAPS



    In connection with the Fund's anticipated use of Financial Leverage, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed-rate payment in exchange for the counterparty's paying the Fund a variable rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Financial Leverage. The payment obligation would be based on the notional amount of the swap, which will not exceed the amount of the Fund's Financial Leverage.



    The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable-rate index exceeds a predetermined fixed rate, to receive payment from the counterparty of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.


    The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund's receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid.

    The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate instruments could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the net amount receivable by the Fund under the interest rate swap or cap could decline and could thus result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings if the Fund must make net payments to the counterparty. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings if the Fund receives net payments from the counterparty. Buying interest rate caps could enhance the performance of the Common Shares by limiting the Fund's maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares if the premium paid by the Fund to the counterparty exceeds the additional cost of the Financial Leverage that the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of entering into swaps or caps other than as described in this Prospectus. The Fund would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's Financial Leverage.

    Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the costs of the Financial Leverage. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

    Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that NB Management believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, NB Management will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund's investments.

    In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

    The Fund may choose or be required to redeem some or all Fund Preferred Shares or prepay any Borrowings. Such a redemption or prepayment would likely result in the Fund's seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in a termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund. There may also be penalties associated with early termination.


FUTURES AND OPTIONS ON FUTURES


    The Fund may also purchase and sell futures contracts and options on futures contracts to hedge interest rate risk. A futures contract is a two-party agreement to buy or sell a specified amount of a specified security, such as U.S. Treasury securities, for a specified price at a designated date, time and place. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. The Fund may sell futures contracts as an offset against the effect of expected increases in interest rates and may purchase futures contracts as an offset against the effect of expected declines in interest rates. The Fund will enter into futures contracts only if they are traded on domestic futures exchanges and are standardized as to maturity date and underlying financial instrument.

    The Fund will purchase or sell options on futures contracts only to hedge interest rate risks. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account. If the Fund sells ("writes") options on futures contracts, it will segregate cash or liquid securities in an amount necessary to cover its obligations under the option and will mark such amounts to market daily.

                                     RISKS

    The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program, and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your Common Shares at any point in time may be worth less than the amount you invested, even after taking into account the reinvestment of Fund dividends and other distributions.

NEWLY ORGANIZED

    The Fund is newly organized and has no operating history.

INVESTMENT RISK


    An investment in the Fund is subject to investment risk, including possible loss of the entire amount that you invest.


STOCK MARKET RISK

    Your investment in Common Shares will represent an indirect investment in REIT shares and other real estate securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The prices of the common shares of Real Estate Companies, including REITs, and other securities in which the Fund will invest, will fluctuate from day to day and may--either in the near term or over the long run--decline in value. The value of the Common Shares may be affected by a decline in financial markets in general.

    The Fund intends to utilize Financial Leverage, which magnifies stock market risks. See "--Risk of Financial Leverage."

RISKS OF SECURITIES LINKED TO THE REAL ESTATE MARKET

    The Fund will invest in real estate indirectly through securities issued by Real Estate Companies, including REITs. Because of the Fund's policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:

    - declines in the value of real estate

    - general and local economic conditions

    - unavailability of mortgage funds

    - overbuilding

    - extended vacancies of properties

    - increased competition

    - increases in property taxes and operating expenses

    - changes in zoning laws

    - losses due to costs of cleaning up environmental problems and contamination


    - limitations on, or availability of, insurance on economic terms


    - liability to third parties for damages resulting from environmental problems

    - casualty or condemnation losses

    - limitations on rents

    - changes in neighborhood values and the appeal of properties to tenants

    - changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy

    - changes in interest rates

    As a result of these factors, the value of the Common Shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries. The value of the Common Shares will also depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on the Real Estate Companies in which the Fund invests, which in turn could result in the Fund not achieving its investment objectives.

    Real property investments are subject to varying types and degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (E.G., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing.

    If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities, and its ability to pay dividends, will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants.


    The performance of the economy in each of the regions in which the real estate owned by the Real Estate Company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.


    In addition, real estate investments are relatively illiquid and, therefore, the ability of Real Estate Companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A Real Estate Company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

    As discussed below, real property investments are also subject to risks that are specific to the investment sector or type of property in which the Real Estate Companies are investing.


    RETAIL PROPERTIES. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing (for example, catalog or on-line shopping), bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers), spending patterns and other trends in the retail industry. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property. Retail properties in general may suffer from declines in consumer spending, which may result from economic downturns or changes in consumer habits. Changes in market rental rates, competitive market forces, the inability to collect rent due to bankruptcy or insolvency of tenants or otherwise and changes in market rates of interest could also have an adverse affect on retail properties.



    COMMUNITY CENTERS. Community center properties are dependent upon the successful operations and financial condition of its tenants, particularly certain of their major tenants, and could be adversely affected by the bankruptcy of those tenants. In some cases, a tenant may have a significant number of leases in one community center and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where its properties are located, as well as by adverse changes in national economic and market conditions.



    OFFICE AND INDUSTRIAL PROPERTIES. Office and industrial properties generally require their owners to expend significant amounts for general capital improvements, tenant maintenance and improvements and costs of reletting space. Increases in real estate construction costs, insurance premiums and interest rates could adversely affect office and industrial properties. Industrial properties are also subject to tenant defaults and bankruptcies that could affect their collection of outstanding receivables. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants or in the economy as a whole. The risk of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.



    HOTEL PROPERTIES. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism (which may be affected by terrorist activities), increases in fuel costs and other expenses of travel, changes to regulation of operating, liquor and other licenses, and adverse effects of general and local economic conditions. Because hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and lease agreements that may be terminable by the franchiser, the manager or the lessee. Hotel properties may be adversely affected if there is an economic decline in the business of the franchiser, the manager or the lessee. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property. Hotel properties may also be adversely affected by the bankruptcy or insolvency of their tenants.



    HEALTHCARE PROPERTIES. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis; (4) deterioration, including bankruptcy, of tenants;
(5) occupancy rates; and (6) the general distress of the healthcare industry.


    These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and, consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

   MULTIFAMILY/RESIDENTIAL PROPERTIES. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as changes in the national, regional and local economic climate, the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, oversupply of units due to new construction or a reduction in the demand for multifamily living and tenant competition. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.



    SELF-STORAGE PROPERTIES. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions in general and with respect to rental rates and occupancy levels.


    Other factors may contribute to the level of risk of real estate investments.


    INSURANCE ISSUES. Certain Real Estate Companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among Real Estate Companies. Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Substantial increases in certain insurance premiums since the terror attacks of September 11, 2001 may cause some Real Estate Companies to reduce their coverage. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. If a property sustains damage as a result of an earthquake, even if the Real Estate Company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. A massive earthquake or other event could threaten the financial viability of some insurance companies. It may be difficult or impossible to find commercial insurance against certain types of losses, such as those stemming from floods or mold damage. If any type of uninsured loss occurs, the Real Estate Company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the Fund's investment performance.


    FINANCIAL LEVERAGE. Real Estate Companies, including REITs, may be highly leveraged, and financial covenants may affect the ability of those companies to operate effectively. Real Estate Companies are subject to risks normally associated with debt financing. If the principal payments of a Real Estate Company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the Real Estate Company's cash flow may not be sufficient to repay all maturing debt outstanding.

    In addition, a Real Estate Company's obligation to comply with covenants contained in agreements with its lenders, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the Real Estate Company's range of operating activity. A Real Estate Company may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions that may be beneficial to the operation of the Real Estate Company.


    ENVIRONMENTAL RISKS. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a Real Estate Company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as governmental fines and liabilities for injuries to persons and property and other costs. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such Real Estate Company, and, as a result, the amount available to make distributions on its shares could be reduced.



    SMALLER COMPANIES. Even the larger Real Estate Companies tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's share price than is the case for a larger company. Further, smaller company shares may perform differently in different cycles than larger company shares. Accordingly, Real Estate Company shares can be more volatile than -- and at times will perform differently from -- large company shares such as those found in the Dow Jones Industrial Average.



    TAX AND RELATED ISSUES. REITs are subject to highly technical and complex provisions in the Code. It is possible that the Fund may invest in a Real Estate Company that purports to be a REIT but fails to qualify as such under the Code. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. A REIT could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain its exemption from registration under the 1940 Act, either of which could adversely affect the operations of such REIT. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a creditor or lessor and may incur substantial costs associated with protecting its investments. There is a risk that future changes in U.S. tax laws may affect the tax treatment of REITs and their stockholders.



    Like a regulated investment company, a REIT that satisfies a minimum distribution requirement for a taxable year is not required to pay federal income tax on its income and realized capital gains for that year that it distributes to its stockholders. See "Tax Matters." Also like a regulated investment company, a REIT must make annual distributions to avoid a non-deductible 4% federal excise tax on certain undistributed real estate investment trust taxable income and capital gain net income. REITs generally make distributions to avoid the imposition of federal income and excise taxes in December each year (or make distributions in January that are treated for federal income tax purposes as made on the preceding December 31). Thus, during the part of 2002 after conclusion of this offering, the Fund may invest in shares of REITs the value of which includes undistributed income and capital gains that will have to be distributed by the REIT (or be treated as distributed) by December 31, 2002. When received, those amounts will be included in the Fund's income and realized gains, respectively, even though some part thereof may represent a return of the Fund's investment in those shares. Moreover, to the extent those distributions are attributable to ordinary income, the Fund in turn will have to distribute that income to its stockholders by or as of December 31, 2002. Fund stockholders whose taxable year is the calendar year (including almost all individuals) will be required to include that income on their income tax returns for 2002.



    TERRORISM. Terrorist attacks may adversely affect or even destroy completely the value of individual properties or wide areas. Economic disruption or recession stemming from such attacks can reduce the value of real property of all kinds. Such attacks can also disrupt business and tourism, either in a particular city or in the nation as a whole, which can adversely affect the value of properties in particular industries, E.G., hotels and retail establishments. Higher insurance costs may adversely affect Real Estate Companies, and certain Real Estate Companies may be unable to obtain certain kinds of insurance.

INTEREST RATE RISK


    Interest rate risk is the risk that fixed-income investments such as preferred shares, U.S. government obligations and debt securities, and to a lesser extent dividend-paying common stocks and shares such as REIT common shares, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. Generally, the longer the maturity of a fixed-income security, the more its value falls in response to a given rise in interest rates. The Fund's investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise. Because investors generally look to REITs for a stream of income, the prices of REIT shares may be more sensitive to changes in interest rates than are other equity securities.


    The Fund intends to utilize leverage, which magnifies the interest rate risks. See "--Risk of Financial Leverage." The Fund will use swaps, caps, futures contracts and options on futures contracts to help control interest rate risks. See "Interest Rate Transactions."

CREDIT RISK


    The Fund could lose money if the issuer of a debt security, or the counterparty to a derivatives contract or other obligation, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or distributions.



    If NRSROs lower their ratings of debt securities in the Fund's portfolio, the value of those obligations could decline, which could jeopardize the NRSROs' ratings of the Fund's Financial Leverage. Even if an issuer does not actually default, adverse changes in the issuer's financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer's obligations and, correspondingly, the net asset value of the Fund.



RISKS OF INVESTING IN BELOW-INVESTMENT GRADE QUALITY SECURITIES



    Below-investment grade quality securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. The prices of such securities have been found to be less sensitive to interest rate changes than higher-quality investments but more sensitive to adverse economic downturns or individual corporate developments. Yields on below-investment grade securities will fluctuate. If an issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.



    The secondary markets in which below-investment grade securities are traded may be less liquid than the market for higher-grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular below-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of Common Shares. Valuation of securities that are illiquid or that trade infrequently often requires the exercise of greater judgment. Adverse publicity and investor perceptions may decrease the values and liquidity of below-investment grade securities.



    It is reasonable to expect that any adverse economic conditions could disrupt the market for below-investment grade securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may have an adverse impact on the market for below-investment grade securities.


RISK OF FINANCIAL LEVERAGE

    Utilization of Financial Leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include the possibility of higher volatility of the net asset value of the Common Shares and potentially more volatility in their market value. So long as the Fund is able to realize a higher net return on the portfolio securities that it purchases with the proceeds from any Financial Leverage than the then-current cost of any Financial Leverage together with other related expenses, the effect of the Financial Leverage will be to cause holders of Common Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any Financial Leverage, together with other related expenses, approaches the net return on the portfolio securities purchased with the proceeds of such Financial Leverage, the benefit of Financial Leverage to holders of Common Shares will be reduced, and if the then-current cost of any Financial Leverage were to exceed the net return on the portfolio securities purchased with the proceeds of such Financial Leverage, the Fund's leveraged capital structure would result in a lower rate of return to Common Stockholders than if the Fund were not so leveraged. There can be no assurance that the Fund's leverage strategy will be successful.


    Because Fund Preferred Shares would have a fixed liquidation value, any decline in the net asset value of the Fund's investments will be borne entirely by Common Stockholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Stockholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. The Fund currently intends to issue Fund Preferred Shares representing up to 35% of the Fund's total assets immediately after the time of issuance. See "Use of Financial Leverage."


    Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

    To the extent that the Fund is required or elects to redeem any Fund Preferred Shares or prepay any Borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Stockholders. In addition, such a redemption or prepayment would likely result in the Fund's seeking to terminate early all or a portion of any interest rate swap or cap. See "Interest Rate Transactions."

INTEREST RATE TRANSACTIONS RISK

    The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund. See "Interest Rate Transactions."

RISKS OF FUTURES AND OPTIONS ON FUTURES

    The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

    - Successful use of hedging transactions depends upon Neuberger Berman's ability to correctly predict the direction of changes in interest rates. While Neuberger Berman is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

    - There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

    - Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

    - There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

    - There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to it, it will not enter into such transaction.

MARKET PRICE DISCOUNT FROM NET ASSET VALUE


    The Fund has been structured as a closed-end investment company because (unlike open-end mutual funds) (i) the securities of closed-end funds are not redeemable, which enables Neuberger Berman to invest substantially all of the Fund's assets in pursuit of the Fund's investment objectives and (ii) closed-end funds have greater flexibility in the utilization of Financial Leverage. Nonetheless, shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares relatively soon after completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of the sales load and all of the Fund's organization and offering costs up to and including $0.03 per Common Share. The net asset value of Common Shares will be further reduced by the underwriting fees and issuance costs of any Fund Preferred Shares, if and when offered. Whether an investor will realize gain or loss on the sale of Common Shares will depend not on the Fund's net asset value but on whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. The market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the Fund's control. Shares of closed-end funds like the Fund that invest predominately in real estate securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. The Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.


INFLATION RISK


    Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As a result of inflation, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the cost of any variable rate Financial Leverage would likely increase, which would tend to further reduce returns to Common Stockholders.


TERRORISM


    The terrorist attacks on September 11, 2001, and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Any future terrorist attacks could have an adverse impact on Fund service providers and may affect the Fund's operations.


FOREIGN SECURITY RISK

    The prices of foreign securities may be affected by factors not present in U.S. markets, including:

    - CURRENCY EXCHANGE RATES. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

    - POLITICAL AND ECONOMIC CONDITIONS. The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

    - REGULATIONS. Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

    - MARKETS. The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

NON-DIVERSIFIED STATUS

    Because the Fund is classified as "non-diversified" under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. As a result, the Fund will be more susceptible than a more widely diversified fund to any single corporate, economic, political or regulatory occurrence. However, the Fund has adopted a policy that it will not invest more than 10% of its total assets in the securities of any one issuer. See "The Fund's Investments." Moreover, the Fund intends to diversify its investments to the extent necessary to maintain its status as a regulated investment company under the Code. See "Tax Matters."

ANTI-TAKEOVER PROVISIONS


    The Fund's Articles and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert it to an open-end fund. These provisions could have the effect of depriving the Common Stockholders of opportunities to sell their Common Shares at net asset value at a time when the market price of Common Shares is below net asset value. See "Anti-Takeover and Other Provisions in the Articles of Incorporation."


                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

    The Board of Directors is broadly responsible for the management of the Fund, including general supervision of the duties performed by NB Management and Neuberger Berman, LLC. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT MANAGER

    NB Management serves as the investment manager of the Fund. Subject to the general supervision of the Board of Directors, NB Management is responsible for managing the investment activities of the Fund and the Fund's business affairs and other administrative matters. NB Management is located at 605 Third Avenue, New York, New York 10158-0180.


    Continuing an asset management history that began in 1939, NB Management provides investment management and advisory services to several investment company clients and other institutional investors, as well as to individuals. As of September 30, 2002, Neuberger Berman and its affiliates had approximately $53.6 billion in assets under management.



    NB Management has retained Neuberger Berman, LLC to serve as sub-adviser to the Fund. See "Sub-Adviser" below. NB Management and Neuberger Berman, LLC are wholly-owned subsidiaries of Neuberger Berman Inc., a publicly-owned holding company, located at 605 Third Avenue, New York, New York 10158-3698.



    Steven R. Brown serves as Portfolio Manager of the Fund. Mr. Brown is a Vice President of NB Management and a Managing Director of Neuberger Berman, LLC. Mr. Brown joined Neuberger Berman in January 2002 to head up the firm's institutional and retail real estate securities effort. Until he joined Neuberger Berman, Mr. Brown managed institutional separate accounts and served as a Co-Portfolio Manager for the Cohen & Steers Equity Income Fund, Inc. and the Cohen & Steers Advantage Income Realty Fund, Inc. He joined Cohen & Steers in 1992. Prior to that, he was a debt rating analyst with Standard & Poor's Corporation covering REITs, homebuilders and commercial mortgage securities.


SUB-ADVISER

    NB Management retains Neuberger Berman, LLC, 605 Third Avenue, New York, New York 10158-3698, to serve as the Fund's sub-adviser, responsible for providing investment recommendations and research.


    NB Management (and not the Fund) will pay for the services rendered by Neuberger Berman, LLC based on the direct and indirect costs to Neuberger Berman, LLC in connection with those services. Neuberger Berman, LLC also serves as sub-adviser for all of the open-end investment companies and the other closed-end investment companies managed by NB Management. Neuberger Berman, LLC and NB Management employ experienced professionals that work in a competitive environment.

MANAGEMENT AGREEMENT


    Pursuant to an investment management agreement between NB Management and the Fund (the "Management Agreement"), the Fund has agreed to pay NB Management a management fee payable on a monthly basis at the annual rate of 0.60% of the Fund's average daily total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage ("Managed Assets") for the services and facilities it provides. The liquidation preference of the Fund Preferred Shares is not a liability or permanent equity. The Fund also pays NB Management a fee payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily Managed Assets for services provided under an Administration Agreement.


    In addition to the fees of NB Management, the Fund pays all other costs and expenses of its operations, including compensation of its Directors (other than those affiliated with NB Management), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Fund Preferred Shares, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

    NB Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund in the amounts, and for the time periods, set forth below (covering commencement of the Fund's operations through October 31, 2011):


                                              PERCENTAGE WAIVED (ANNUAL RATE AS A         PERCENTAGE WAIVED (ANNUAL RATE AS A
                                            PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO    PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO
FISCAL PERIOD                                      COMMON SHARES--ASSUMING NO                 COMMON SHARES--ASSUMING THE
ENDING OCTOBER 31,                        FINANCIAL LEVERAGE IS ISSUED OR OUTSTANDING)   ISSUANCE OF FUND PREFERRED SHARES(2))
------------------                        --------------------------------------------   -------------------------------------
2003(1).................................                      0.30%                                      0.46%
2004....................................                      0.30%                                      0.46%
2005....................................                      0.30%                                      0.46%
2006....................................                      0.30%                                      0.46%
2007....................................                      0.30%                                      0.46%
2008....................................                      0.24%                                      0.37%
2009....................................                      0.18%                                      0.28%
2010....................................                      0.12%                                      0.18%
2011....................................                      0.06%                                      0.09%


-------------------

(1)  From the commencement of the Fund's operations.
(2) Assumes the issuance of Fund Preferred Shares in an amount equal to 35% of the Fund's total assets (after issuance).

    NB Management has not agreed to waive any portion of its fees beyond October 31, 2011.


    Because the fees received by NB Management are based on the Managed Assets of the Fund (including assets represented by the proceeds of any Financial Leverage), NB Management has a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between NB Management and the holders of the Fund's Common Shares. Because holders of Fund Preferred Shares or Borrowings receive a specified rate of return, the Fund's investment management fees and other expenses, including expenses incurred in the issuance and maintenance of any Financial Leverage, are paid only by the Common Stockholders, and not by holders of Fund Preferred Shares or Borrowings. See "Use of Financial Leverage."

                                NET ASSET VALUE

    The net asset value of the Common Shares is calculated by subtracting the Fund's total liabilities (including from Borrowings) and the liquidation preference of any outstanding Fund Preferred Shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, every day on which the NYSE is open. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.


    The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Directors of the Fund believe accurately reflects fair value. The Fund's securities traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of Common Shares have no ability to trade the Common Shares on the NYSE.


    If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Directors of the Fund believe accurately reflects fair value.

    Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                 DISTRIBUTIONS

    The Fund intends to distribute its net investment income on a monthly basis. At least annually, the Fund intends to distribute all of its net long- and short-term capital gains, if any. Both monthly and annual distributions to holders of Common Shares will only be made after paying any accrued dividends on, or redeeming or liquidating, any Fund Preferred Shares, if any, and making interest and required principal payments on Borrowings, if any.

    The Fund intends to seek exemptive relief from the SEC to permit it to adopt a Managed Dividend Policy. As more fully described below, a Managed Dividend Policy would permit the Fund to make regular cash distributions to Common Stockholders at a fixed rate per Common Share or at a fixed percentage of its net asset value that may include periodic distributions of net long- and short-term capital gains.

LEVEL-RATE DIVIDEND POLICY



    Prior to receiving exemptive relief for a Managed Dividend Policy and commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Stockholders at a fixed rate per Common Share based on its projected performance, which rate may be adjusted from time to time ("Level-Rate Dividend Policy"). The Fund's ability to maintain a Level-Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends paid on Fund Preferred Shares, if any, and interest and required principal payments on Borrowings, if any.



    The initial distribution to Common Stockholders is expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the commencement of this offering, depending upon market conditions. Over time, all the net investment income of the Fund will be distributed. The net income of the Fund will consist of all dividend and interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund will be accrued each day. In addition, the Fund currently expects that a portion of the cash flow it receives from Real Estate Companies and initially describes as "dividends" will later be characterized by the Real Estate Companies as a non-taxable return of capital to the Fund. In that event, amounts distributed to Fund stockholders may have to be subsequently recharacterized as a return of capital for tax purposes. See "Tax Matters."



    To permit the Fund to maintain more stable monthly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. The distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value.



    While the Fund intends to pay a level dividend, investors should understand that there is no assurance that the Fund will always be able to pay a dividend, or that the dividend will be of any particular size.


MANAGED DIVIDEND POLICY


    Following the commencement of this offering, the Fund intends to file an exemptive application with the SEC seeking an order under the 1940 Act facilitating the implementation of a Managed Dividend Policy. If, and when, the Fund receives the requested relief, the Fund may, subject to the determination of its Board of Directors, implement a Managed Dividend Policy. If implemented, the Managed Dividend Policy would supercede the Level-Rate Dividend Policy.



    Under a Managed Dividend Policy, the Fund would intend to make monthly distributions to Common Stockholders at a fixed rate per Common Share or a fixed percentage of net asset value that may include periodic distributions of net long- and short-term capital gains or, in certain circumstances, return of capital. Under a Managed Dividend Policy, if, for any monthly distribution, the sum of net investment income and any net realized capital gains was less than the amount of the distribution, the difference would be distributed from the Fund's assets. If, for any fiscal year, the total distributions exceed such income and gains (the "Excess"), the Excess would generally be treated as a tax-free return of capital up to the amount of the Common Stockholder's tax basis in the Common Shares, with any amounts exceeding such basis treated as gain from the sale of those Common Shares. The Excess, however, would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. As with the Level-Rate Dividend Policy, the Fund currently expects that a portion of the cash flow it receives from Real Estate Companies and initially described as "dividends" will later be characterized as a non-taxable return of capital to the Fund. In that event, amounts distributed to Fund stockholders may have to be subsequently recharacterized as a return of capital for tax purposes. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made. See "Tax Matters."


    Any distribution of an Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the Fund would not eventually realize capital gain in an amount corresponding to an Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.


    There is no guarantee that the Fund will receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if such an order is received, that the Board of Directors will implement a Managed Dividend Policy.


    The Board of Directors reserves the right to change the dividend policy from time to time.

                           DIVIDEND REINVESTMENT PLAN


    Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Stockholders whose shares are registered in their own names will have all dividends and any capital gain distributions (referred to collectively in this section as "dividends") reinvested automatically in additional Common Shares by The Bank of New York, as agent for the Common Stockholders (the "Plan Agent"), unless the stockholder elects to receive cash. An election to receive cash may be revoked or reinstated at a stockholder's option. In the case of record stockholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record stockholder as representing the total amount registered in such stockholder's name and held for the account of beneficial owners who participate in the Plan. Stockholders whose shares are held in the name of a bank, broker or other nominee should contact the nominee for details. Such stockholders may not be able to transfer their shares to another nominee and continue to participate in the Plan. All dividends to investors who elect not to participate in the Plan (or whose bank, broker or other nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct stockholders, to the record holder by The Bank of New York, as the Fund's dividend disbursement agent.



    Unless you (or your bank, broker or other nominee) elect not to participate in the Plan, the number of Common Shares you will receive as a result of a Fund dividend will be determined as follows:



(1) If Common Shares are trading at or above their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Fund will issue new Common Shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date. Because Common Shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

(2) If Common Shares are trading below their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per Common Share paid by the Plan Agent may exceed the market price thereof on the payment date, resulting in the purchase of fewer Common Shares than if the dividend had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next dividend. Interest will not be paid on any uninvested cash payments.



    If you own Common Shares directly, you may withdraw from the Plan at any time by giving written notice to the Plan Agent; please be sure to include your name and account number. You may also rejoin the Plan later. Contact the Plan Agent at the address below for information on how to do so. If you wish, the Plan Agent will sell the Common Shares and send you the proceeds, minus brokerage commissions.



    The Plan Agent maintains all stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information stockholders may need for tax records. The Plan Agent will also furnish each Common Stockholder with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive dividends in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares held for you under the Plan.



    There is no brokerage charge for reinvestment of your dividends in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.



    Automatically reinvested dividends are taxed in the same manner as cash dividends.



    The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from your broker. To change your dividend option from the Plan to cash distributions, or vice versa, call The Bank of New York at 1-800-524-4458.


                             DESCRIPTION OF SHARES

COMMON SHARES


    The Articles authorize the issuance of 1,000,000,000 shares of capital stock. The Common Shares will be issued with a par value of $0.0001 per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable and will have no pre-emptive or conversion rights or rights to cumulative voting. Whenever Fund Preferred Shares are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Fund Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Fund Preferred Shares would be at least 200% after giving effect to the distributions. See "Fund Preferred Shares" below.

    The Common Shares are expected to be listed on the NYSE under the trading or "ticker" symbol "NRL." The Fund intends to hold annual meetings of stockholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements in order for the Common Shares to remain listed.



    Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional Common Shares or sell shares already held, the stockholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end funds may frequently trade on an exchange at prices higher or lower than net asset value.


    The market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "--Fund Preferred Shares" and the Statement of Additional Information under "Repurchase of Fund Shares."

FUND PREFERRED SHARES


    The Articles authorize the Board to create additional classes of stock, and it is currently contemplated that the Fund will issue one or more series of preferred stock, with rights as determined by the Board of Directors. Such shares may be issued by action of the Board of Directors without the approval of the Common Stockholders.



    In current market conditions, the Fund's Board of Directors anticipates authorizing an offering of Fund Preferred Shares (representing up to 35% of the Fund's total assets immediately after the time the Fund Preferred Shares are issued) approximately one to three months after completion of the offering of Common Shares. Any such offering is subject to market conditions, a credit rating of AAA/ Aaa from an NRSRO, and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Fund Preferred Shares is likely to achieve the benefits to the Common Stockholders described in this Prospectus. Although the terms of the Fund Preferred Shares will be determined by the Board of Directors (subject to applicable law and the Fund's Articles) if and when it authorizes a Fund Preferred Shares offering, the Board expects that the Fund Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 or 28 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Directors has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Fund Preferred Shares will likely be as stated below.



    LIMITED ISSUANCE OF FUND PREFERRED SHARES. The issuance of Fund Preferred Shares is subject to certain limitations under the 1940 Act, including a limit on the aggregate liquidation value and the Fund's ability to declare cash dividends or other distributions on Common Shares under certain circumstances. See "Use of Financial Leverage" and "Risks--Risk of Financial Leverage."



    DISTRIBUTION PREFERENCE. The Fund Preferred Shares have complete priority over the Common Shares as to distribution of assets.

    LIQUIDATION PREFERENCE. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.



    VOTING RIGHTS. Fund Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus, the Statement of Additional Information or the Articles and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with Common Stockholders as a single class.



    Holders of Fund Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Directors. The remaining Directors will be elected by Common Stockholders and holders of Fund Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Fund Preferred Shares, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Directors until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Fund Preferred Shares will be required, in addition to the combined class vote of the holders of Fund Preferred Shares and Common Shares. See "Anti-takeover and Other Provisions in the Articles of Incorporation" and the Statement of Additional Information under "Fund Preferred Shares--Voting Rights."



    REDEMPTION, REPURCHASE AND SALE OF FUND PREFERRED SHARES. The terms of the Fund Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or repurchase Fund Preferred Shares. Any redemption or repurchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares. See "Use of Financial Leverage."


BORROWINGS

    The Fund is permitted, without prior approval of the Common Stockholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

    LIMITATIONS. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks--Risk of Financial Leverage."


    DISTRIBUTION PREFERENCE. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Stockholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Stockholders in certain circumstances.



    VOTING RIGHTS. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.


    The discussion above describes the Board of Directors' present intention with respect to a possible offering of Fund Preferred Shares or Borrowings. If the Board of Directors determines to authorize any of the foregoing, the terms may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Articles.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           ARTICLES OF INCORPORATION

    The Articles and the Fund's Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.


    The Articles require a vote by holders of at least 75% of the Fund's Board and at least 75% of the shares the Fund's capital stock outstanding and entitled to vote, except as described below, to authorize (1) the Fund's conversion from a closed-end to an open-end investment company; (2) any merger or consolidation or share exchange of the Fund with or into any other company; (3) the dissolution or liquidation of the Fund; (4) any sale, lease, or exchange of all or substantially all of the Fund's assets to any Principal Stockholder (as defined below); (5) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act; (6) with certain exceptions, the issuance of any securities of the Fund to any Principal Stockholder for cash; or (7) any transfer by the Fund of any securities of the Fund to any Principal Stockholder in exchange for cash, securities or other property having an aggregate fair market value of $1,000,000 or more; provided, with respect to (1) through (5), if such action has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Directors who are not "interested persons," of the Fund, as defined in the 1940 Act ("Independent Directors"), then the affirmative vote of the holders of only a majority of the Fund's shares of capital stock outstanding and entitled to vote at the time is required; and provided, further, with respect to (6) and (7), if such transaction has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Independent Directors, no stockholder vote is required to authorize such action. The term "Principal Stockholder" means any person, entity or group that holds, directly or indirectly, more than 5% of the outstanding shares of the Fund, and includes any associates or affiliates of such person or entity or of any member of the group. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding shares of capital stock of the Fund outstanding and entitled to vote thereon. The percentage vote required under these provisions is higher than that required under Maryland law or by the 1940 Act. The Board believes that the provisions of the Articles relating to such a higher vote are in the best interest of the Fund and its stockholders. Even if agreed to by the Fund, certain of the transactions described above may be prohibited by the 1940 Act.


    The Board is classified into three classes, each with a term of three years with only one class of Directors standing for election in any year. Such classification may prevent replacement of a majority of the Directors for up to a two-year period. Directors may be removed from office only for cause and only by vote of at least 75% of the shares entitled to be voted for such Director in an election of directors.

    Reference should be made to the Articles on file with the SEC for the full text of these provisions. See the Statement of Additional Information under "Certain Provisions in the Articles of Incorporation" for a discussion of the voting requirements applicable to certain other transactions.


    REPURCHASE OF COMMON SHARES; TENDER OFFERS; CONVERSION TO OPEN-END FUND

    The Fund is a closed-end investment company and as such its Common Stockholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Directors regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.


    If the Fund converted to an open-end company, it would be required to redeem all Fund Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the NYSE. In contrast to a closed-end investment company, stockholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940
Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.



    Before deciding whether to take any action to convert the Fund to an open-end investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its stockholders, and market considerations. Based on these considerations, even if the Fund's Common Shares should trade at a discount, the Board of Directors may determine that, in the interest of the Fund and its stockholders, no action should be taken. See the Statement of Additional Information under "Repurchase of Common Shares; Tender Offers; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value.


                                  TAX MATTERS

    The following brief tax discussion assumes that you are a U.S. stockholder and hold your Common Shares as a capital asset. In the Statement of Additional Information we have provided more detailed information regarding the tax consequences of investing in the Fund.

    The Fund intends to qualify for treatment as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its stockholders at least 90% of its "investment company taxable income" (which generally includes dividends the Fund receives on shares of Real Estate Companies, interest income, and the excess, if any, of net short-term capital gains over long-term capital losses), the Fund will not be required to pay federal income tax on any income it distributes to stockholders, but such distributions will generally be taxable to you as a stockholder of the Fund when received.

    Dividends paid to you out of the Fund's investment company taxable income generally will be taxable to you as ordinary income to the extent of the Fund's earnings and profits. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. The Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gain. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; the amount of any such distribution in excess of your basis will be treated as gain from a sale of your shares. The tax treatment of your distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares under the Plan. Stockholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

    A distribution will be treated as paid to you on December 31 of a particular calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid during January of the following year. Each year, the Fund will notify you of the tax status of distributions.

    If you sell your Common Shares, or have shares repurchased by the Fund, you may realize a capital gain or loss in an amount equal to the difference between the amount realized and your adjusted tax basis in the shares sold, which gain or loss will be long-term or short-term depending on your holding period for the shares.

    The Fund may be required to withhold federal income tax from all taxable distributions payable if you:

    -  fail to provide it with your correct taxpayer identification number;

    -  fail to make required certifications; or

    - have been notified by the Internal Revenue Service that you are subject to backup withholding.

    Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                                  UNDERWRITING


    The underwriters named below (the "Underwriters"), acting through A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103, as lead manager ("A.G. Edwards") and CIBC World Markets Corp., U.S. Bancorp Piper Jaffray Inc., BB&T Capital Markets, A division of Scott and Stringfellow, Inc., Ferris, Baker Watts, Incorporated, Fidelity Capital Markets, a division of National Financial Services LLC, J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Legg Mason Wood Walker, Incorporated, McDonald Investments Inc., a KeyCorp Company, Robert W. Baird & Co. Incorporated, Sterne, Agee & Leach, Inc., Stifel, Nicolaus & Company, Incorporated, TD Waterhouse Investor Services, Inc. and Wells Fargo Securities, LLC, as their representatives (the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund, NB Management and Neuberger Berman, LLC (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.



UNDERWRITER                                            SHARES
-----------                                            ------
A.G. Edwards & Sons, Inc..........................
CIBC World Markets Corp...........................
U.S. Bancorp Piper Jaffray Inc....................
BB&T Capital Markets, A division of Scott and
  Stringfellow, Inc...............................
Ferris, Baker Watts, Incorporated.................
Fidelity Capital Markets, a division of National
  Financial Services LLC..........................
J.J.B. Hilliard, W.L. Lyons, Inc..................
Janney Montgomery Scott LLC.......................
Legg Mason Wood Walker, Incorporated..............
McDonald Investments Inc., a KeyCorp Company......
Robert W. Baird & Co. Incorporated................
Sterne, Agee & Leach, Inc.........................
Stifel, Nicolaus & Company, Incorporated..........
TD Waterhouse Investor Services, Inc..............
Wells Fargo Securities, LLC.......................
                                                      --------
  Total...........................................
                                                      ========



    The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.



    The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.



    The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $15.00 per Common Share, and may offer some of the Common Shares to certain
dealers at the offering price less a concession not in excess of $      per
Common Share, and such dealers may reallow a concession not in excess of $ per

Common Share on sales to certain other dealers. The Fund has agreed to pay the Underwriters up to $0.005 per Common Share in reimbursement of their expenses. The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.


    The Fund will pay all of its organizational and offering costs up to and including $0.03 per Common Share. NB Management has agreed to pay all of the Fund's organizational costs and offering costs (other than sales load) that exceed $0.03 per Common Share.


    The Fund's Common Shares are expected to be listed on the NYSE under the symbol "NRL." In order to meet the requirements for listing the Common Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Common Shares ($1,500). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.



    The Fund, NB Management and Neuberger Berman, LLC have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.


    The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

    The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

    Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

    The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions.


    These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the NYSE or otherwise.

    NB Management has also agreed to pay from its own assets a fee to A.G. Edwards. This fee will be payable quarterly at the annual rate of 0.10% of the Fund's Managed Assets and will be payable only so long as the Management Agreement remains in effect between the Fund and NB Management or any successor in interest or affiliate of NB Management, as and to the extent that such Management Agreement is renewed or continued periodically in accordance with the 1940 Act. A.G. Edwards will be entitled to receive the entire amount of this fee unless other Representatives meet a minimum sales threshold during this offering. If a Representative other than A.G. Edwards meets this minimum threshold, such Representative will receive a fee equal to 0.10% of the Fund's Managed Assets multiplied by the percentage of the Fund's Common Shares sold by the qualifying Representative. A.G. Edward's fee will be reduced by an amount equal to the fee paid to other qualifying Representative. In exchange for this fee, (i) A.G. Edwards and each qualifying Representative will provide certain after-market support services designed to maintain the visibility of the Fund on an ongoing basis and (ii) A.G. Edwards will (A) provide NB Management with relevant information, studies or reports regarding general trends in the closed-end investment company and asset management industries and (B) at NB Management's request, provide information to and consult with NB Management's representatives with respect to issues regarding utilizing leverage in the Fund. The amount of such fee payments will be limited such that the total amount of such fee payments and the sales load paid and expense reimbursement to such qualifying Representatives (discounted at the annual rate of 10% to the closing date of this offering) will not exceed any sales charge limits (which A.G. Edwards currently understands to be 9.0% of the aggregate offering price of the Common Shares) under the rules of the National Association of Securities Dealers, Inc., as then in effect.



    The addresses of the principal underwriters are: A.G. Edwards & Sons, Inc., One North Jefferson Ave., St. Louis, MO 63103; CIBC World Markets Corp.,
425 Lexington Avenue, New York, NY 10017; U.S. Bancorp Piper Jaffray Inc.,
800 Nicollet Mall, Minneapolis, MN 55402; BB&T Capital Markets, 200 South College Street, Charlotte, NC 28202; Ferris, Baker Watts, Incorporated,
1700 Pennsylvania Ave., N.W., Washington, D.C. 20006; Fidelity Capital Markets, 82 Devonshire Street, Boston, MA 02109; J.J.B. Hilliard, W.L. Lyons, Inc., Hilliard Lyons Center, Louisville, KY 40202-2517; Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103; Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, MD 21202; McDonald Investments Inc., 800 Superior Ave., Cleveland, OH 44114; Robert W. Baird & Co. Incorporated,
777 E. Wisconsin Ave., Milwaukee, WI 53202; Sterne, Agee & Leach, Inc.,
800 Shades Creek Parkway, Birmingham, AL: 35209; Stifel, Nicolaus & Company, Incorporated, 501 North Broadway, St. Louis, MO 63102; TD Waterhouse Investor Services, Inc., 100 Wall Street, New York, NY 10005; Wells Fargo Securities, LLC, 420 Montgomery Street, San Francisco, CA 94104.


                          CUSTODIAN AND TRANSFER AGENT


    The custodian of the assets of the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. The Fund's transfer, stockholder services and dividend paying agent is The Bank of New York, Attn: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286.


                                 LEGAL OPINIONS

    Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Kirkpatrick & Lockhart LLP, Washington, D.C., and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom (Illinois), Chicago, Illinois.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Investment Objectives, Policies and Limitations...
Investment Strategies, Techniques and Risks.......
Portfolio Trading and Turnover Rate...............
Management of the Fund............................
Investment Management and Administration
  Services........................................
Portfolio Transactions............................
Distributions.....................................
Description of Shares.............................
Certain Provisions in the Articles of
  Incorporation...................................
Repurchase of Common Shares; Tender Offers;
  Conversion to Open-end Fund.....................
Tax Matters.......................................
Reports to Stockholders...........................
Marketing, Performance-Related and Comparative
  Information.....................................
Custodian, Transfer Agent and Dividend Disbursing
  Agent...........................................
Independent Auditors..............................
Counsel...........................................
Registration Statement............................
APPENDIX A--Certain Market and Performance
  Information.....................................
APPENDIX B--Ratings of Corporate Bonds and
  Commercial Paper................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION PROVIDED BY THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS.

                               ------------------

                               TABLE OF CONTENTS


                                          PAGE
                                        --------
Prospectus Summary....................      1
Summary of Fund Expenses..............     10
The Fund..............................     12
Use of Proceeds.......................     12
The Fund's Investments................     12
Use of Financial Leverage.............     19
Interest Rate Transactions............     22
Risks.................................     23
Management of the Fund................     33
Net Asset Value.......................     35
Distributions.........................     35
Dividend Reinvestment Plan............     37
Description of Shares.................     38
Anti-takeover and Other Provisions in
  the Articles of Incorporation.......     41
Repurchase of Common Shares; Tender
  Offers; Conversion to Open-End
  Fund................................     42
Tax Matters...........................     42
Underwriting..........................     44
Custodian and Transfer Agent..........     46
Legal Opinions........................     46
Table of Contents of the Statement of
  Additional Information..............     47


                               ------------------

    UNTIL            , 2002 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL
DEALERS THAT BUY, SELL OR TRADE THE COMMON SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                                           SHARES

                                NEUBERGER BERMAN
                                  REAL ESTATE
                                INCOME FUND INC.

                                 COMMON SHARES

                                 --------------

                                   PROSPECTUS

                                 --------------


                           A.G. EDWARDS & SONS, INC.
                               CIBC WORLD MARKETS
                           U.S. BANCORP PIPER JAFFRAY
                              BB&T CAPITAL MARKETS
                              FERRIS, BAKER WATTS
                                  INCORPORATED
                            FIDELITY CAPITAL MARKETS
                       J.J.B. HILLIARD, W.L. LYONS, INC.
                          JANNEY MONTGOMERY SCOTT LLC
                             LEGG MASON WOOD WALKER
                                  INCORPORATED
                           MCDONALD INVESTMENTS INC.
                             ROBERT W. BAIRD & CO.
                           STERNE, AGEE & LEACH, INC.
                           STIFEL, NICOLAUS & COMPANY
                                  INCORPORATED
                                 TD WATERHOUSE
                          WELLS FARGO SECURITIES, LLC


                                          , 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2002


         The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                       STATEMENT OF ADDITIONAL INFORMATION


         Neuberger Berman Real Estate Income Fund Inc. (the "Fund") is a newly organized, non-diversified closed-end management investment company.


         This Statement of Additional Information ("SAI") relating to shares of common stock of the Fund ("Common Shares") is not a prospectus and should be read in conjunction with the Fund's Prospectus relating to Common Shares dated November __, 2002 ("Prospectus"). This SAI does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Fund's Prospectus prior to purchasing such shares. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 877-461-1899. You may also obtain a copy of the Prospectus on the web site (http://www.sec.gov) of the Securities and Exchange Commission. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus and this SAI do not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the name of the Fund are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.

       This Statement of Additional Information is dated November , 2002.

                                TABLE OF CONTENTS

                                                                           PAGE



INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS...............................1
INVESTMENT STRATEGIES, TECHNIQUES AND RISKS...................................4
PORTFOLIO TRADING AND TURNOVER RATE..........................................27
MANAGEMENT OF THE FUND.......................................................27
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................37
PORTFOLIO TRANSACTIONS.......................................................42
DISTRIBUTIONS................................................................46
DESCRIPTION OF SHARES........................................................46
CERTAIN PROVISIONS IN THE ARTICLES OF INCORPORATION..........................49
REPURCHASE OF COMMON SHARES; TENDER OFFERS; CONVERSION TO
  OPEN-END FUND..............................................................50
TAX MATTERS..................................................................52
REPORTS TO STOCKHOLDERS......................................................58
MARKETING, PERFORMANCE-RELATED AND COMPARATIVE INFORMATION...................58
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT....................58
INDEPENDENT AUDITORS.........................................................58
COUNSEL......................................................................58
REGISTRATION STATEMENT.......................................................59
APPENDIX A -- CERTAIN MARKET AND PERFORMANCE INFORMATION....................A-1
APPENDIX B -- RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............B-1

                 INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

         The investment  objectives and general investment  policies of the Fund
are  described  in  the  Prospectus.   Additional   information  concerning  the
characteristics of certain of the Fund's investments is set forth below.

         The Fund's primary investment objective is to provide holders of common stock ("Common Stockholders") high current income. Capital appreciation is a secondary investment objective. These investment objectives are fundamental. Unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the Board of Directors of the Fund (the "Board") without stockholder approval. The investment objectives and fundamental investment policies and limitations of the Fund may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Fund Preferred Shares voting as a single class, as well as by the vote of a majority of the outstanding Fund Preferred Shares tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or
(ii) is less. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act").


         Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common equity securities, preferred equity securities, securities convertible into equity securities ("convertible securities") and non-convertible debt securities issued by Real Estate Companies. A "Real Estate Company" is a company, including a real estate investment trust ("REIT"), that generally derives at least 50% of its revenue from the ownership, construction, financing, management and/or sale of commercial, industrial and/or residential real estate (or has at least 50% of its assets invested in such real estate). At least 75% of the Fund's total assets will be invested under normal market conditions in income-producing equity securities of REITs.


         The Fund may invest up to 25% of its total  assets in below  investment grade debt securities (commonly referred to as "junk bonds"), as well as non-investment grade convertible and non-convertible preferred securities. For a description of the risks associated with below-investment grade securities, see "Investment Policies and Techniques Lower-Grade Securities (`High Yield Securities')" below.


         Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

         The Fund's fundamental investment policies and limitations are as follows:


         1. BORROWING. The Fund may not borrow money in excess of 33 1/3% of its total assets (including the amount of money borrowed) minus liabilities (other than the amount borrowed), except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes.

         2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

         3. DIVERSIFICATION.  The Fund is non-diversified under the 1940 Act.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

         5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in REITs of any kind.

         7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.


         8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


         The following investment policies and limitations are non-fundamental:

         1. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

         2. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         3. FOREIGN SECURITIES. The Fund may not invest more than 10% of the value of its total assets in securities denominated in foreign currency. This policy does not limit investment in American Depositary Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.


         4. INVESTMENTS IN ANY ONE ISSUER. At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of the value of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer and the Fund may not hold more than 10% of an issuer's outstanding voting securities. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC"), as defined in Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

         5. SECURITIES OF REAL ESTATE COMPANIES. The Fund normally invests at least 80% of its assets in securities of Real Estate Companies. Although this is a non-fundamental policy, the Board will not change this policy without at least 60 days' notice to the Fund's stockholders. As used in this policy, assets means net assets plus the amount of any borrowing for investment purposes.


         Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.


         To the extent the Fund covers its commitment under a derivative instrument by the segregation of assets determined by NB Management to be liquid in accordance with procedures adopted by the Board, and/or by holding instruments representing offsetting commitments, such instrument will not be considered a "senior security" for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund's issuance of Fund Preferred Shares.


         The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

         If rating agencies assign different ratings to the same security, NB Management will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


         The Fund intends to apply for ratings for its Fund Preferred Shares from Moody's, Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and/or Fitch Rating's ("Fitch"). In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Moody's and Fitch. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on Common Stockholders or its ability to achieve its investment objectives. The Fund currently anticipates that any Fund Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa"), S&P ("AAA") and/or Fitch ("AAA"), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Fund Preferred Shares by the Fund. Moody's, S&P and Fitch receive fees in connection with their ratings issuances.

         CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management to manage uninvested cash and cash collateral received in connection with securities lending.




                   INVESTMENT STRATEGIES, TECHNIQUES AND RISKS

         The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

         REAL ESTATE COMPANIES. The Fund will not directly invest in real estate but rather in securities issued by Real Estate Companies. However, because of its fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.

          Securities of Real Estate Companies include securities of REITs, commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

         REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

         The types of REITs described above are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for conduit income tax treatment under the Code, and failing to maintain exemption from the 1940 Act.

         REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of Equity REITs.

         The Fund may also invest in mortgage-backed securities. These are fixed-income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed-income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This will limit the Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae and Freddie Mac, as defined below) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in Mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.


         POLICIES AND LIMITATIONS. Under normal conditions at least 90% of the Fund's total assets will be invested in income-producing common equity securities, preferred equity securities, securities convertible into equity securities and non-convertible debt securities issued by Real Estate Companies. Under normal conditions at least 75% of the Fund's total assets will be invested in income-producing equity securities issued by REITs.

         BELOW-INVESTMENT   GRADE   SECURITIES.   The   Fund   may   invest   in
below-investment grade debt securities rated Caa/CCC or above as well as non-investment grade preferred and convertible preferred securities and unrated securities determined by NB Management to be of comparable quality. Below-investment grade quality debt securities are commonly referred to as "junk bonds." Bonds rated Baa or BBB are considered "investment grade" securities,
although   such   bonds  may  be   considered   to  possess   some   speculative
characteristics.

         Below-investment grade securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments and, therefore, carry greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Issues rated CCC/Caa may be in default.

         Below-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in below-investment grade security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its debt securities. If an issuer of below-investment grade securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of below-investment grade securities structured as zero coupon securities (see "Zero Coupon Securities, below"), their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile, than securities that pay interest periodically and in cash. NB Management seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

         The secondary market on which below-investment grade securities are traded may be less liquid than the market for higher-grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a below-investment grade security, and could adversely affect the net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below-investment grade securities, especially in a thinly traded market. When secondary markets for below-investment grade securities are less liquid than the market for higher-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on NB Management's research and analysis when investing in below-investment grade securities. NB Management seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

         A general description of Moody's, S&P and Fitch ratings of bonds is set forth in Appendix B hereto. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. NB Management does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

         The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security if a rating agency or NB Management downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, NB Management may consider such factors as its assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by any rating agency. However, analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

         POLICIES AND LIMITATIONS. The Fund may invest up to 25% of its total assets in below-investment grade debt securities rated Caa/CCC or above as well as non-investment grade convertible and non-convertible preferred securities and unrated securities determined by NB Management to be of comparable quality.


         WARRANTS. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities, repurchase agreements maturing in greater than seven days, written over-the-counter ("OTC") options, securities or other liquid assets being used as cover for such options, certain loan participation interests, fixed time deposits that are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits). Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Board, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The Fund's sale of some illiquid securities may be subject to legal restrictions that could be costly to it.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         POLICIES AND LIMITATIONS. The Fund may lend its securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Board. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Board believes accurately reflects fair value.



         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.


         FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets and the lack of uniform accounting, auditing and financial reporting standards or the application of standards that are different or less stringent than those applied in the United

States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as investor.

         The Fund also may invest in equity, debt or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits and bankers' acceptances issued by foreign banks, (3) obligations of other corporations and (4) obligations of foreign governments and their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Investing in foreign currency-denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions.


         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


         The Fund may invest in ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and International Depositary Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in a foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, the Fund may not purchase such securities if, as a result, more than 10% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.


         Investments in securities of foreign issuers are subject to the Fund's quality standards. The Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.


         FIXED-INCOME SECURITIES. While the emphasis of the Fund's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed-income securities. The Fund may invest in debt securities and debentures rated both investment grade and below investment grade.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as the Student Loan Marketing Association), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the U. S. Government and generally fluctuate inversely with changing interest rates.


         "Investment grade" debt securities are those receiving one of the four highest ratings from S&P, Moody's, Fitch or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category
(Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.


         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, it primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix B to this SAI.

         Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and market liquidity ("market risk"). The value of the fixed-income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed-income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.


         Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.


         POLICIES AND LIMITATIONS. The Fund may invest in debt securities rated CCC or higher by S&P, rated Caa or higher by Moody's, or rated CCC or higher by Fitch, or unrated securities determined to be of comparable quality. The Fund may invest in convertible bonds that NB Management believes present a good value because they are convertible into equity securities and have an attractive yield. The Fund may invest up to 20% of its total assets in debt securities.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Board.


         POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.


         BANK OBLIGATIONS. The Fund may invest in bank obligations, including negotiable CDs, banker's acceptances, fixed time deposits and deposit notes. A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates on interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon that availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.


         ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security and the perceived credit quality of the issuer.


         Zero coupon bonds are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its investment company taxable income (including its accrued original issue discount) to its stockholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Tax Matters."


         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality. Because these securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.


         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund and its ability to achieve its investment objectives.


         POLICIES AND  LIMITATIONS.  Convertible  debt securities are subject to
the  Fund's  investment   policies  and  limitations   concerning   fixed-income
securities.

         PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred stockholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Stockholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


         SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.


         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") or for other appropriate purposes. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.


   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
          INDICES, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES
                     (COLLECTIVELY, "FINANCIAL INSTRUMENTS")


         FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

         For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.


         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing its net asset value ("NAV"), the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.


         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position the Fund held, it could have an adverse impact on its NAV.

         Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

         New options and futures contracts and other financial products may be developed from time to time. The Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objectives and the regulatory requirements applicable to investment companies.

         POLICIES AND LIMITATIONS. The Fund may purchase and sell futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Fund will not engage in transactions in futures and options on futures for speculation.

         The Fund may purchase and sell stock index futures contracts and options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with its investment objectives.


         When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.


         If a call option that the Fund has written expires unexercised, it will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.


         When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

         The Fund would purchase a call option to offset a previously written call option. The Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.


         PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates it to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.


         When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


         Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with its investment objectives. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, it will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (e.G., to reduce, at least in part, the effect of price fluctuations of securities the Fund holds on its NAV).

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the OTC market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter-party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.


         The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. The Fund may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

         FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

         POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for the purpose of hedging and not for speculation.

         OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES  AND  LIMITATIONS.   The  Fund  may  use  options  on  foreign
currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         COMBINED TRANSACTIONS. The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

         COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets for cover or segregation could impede portfolio management of the Fund's ability to meet redemption requests or current obligations.


         Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede fund management or the Fund's ability to meet current obligations. The Fund may be unable promptly to dispose of assets that cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Fund.


         POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.


         The Fund's use of Financial Instruments may be limited by the provisions of the Code with which it must comply if it is to qualify for treatment as a RIC. See "Tax Matters." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.


         POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.


         ACCOUNTING CONSIDERATIONS FOR FINANCIAL INSTRUMENTS. When the Fund writes an option, an amount equal to the premium it receives is included in its Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium the Fund pays is recorded as an asset in that statement and is subsequently adjusted to the current market value of the option.


         In the case of a regulated futures contract the Fund purchases or sells, an amount equal to the initial margin deposit is recorded as an asset in its Statement of Assets and Liabilities. The amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.




         BORROWING AND LEVERAGE. The Fund is authorized to borrow amounts up to 33 1/3% of its total assets (including the amount borrowed) minus liabilities (other than the amount borrowed). The use of borrowed funds involves the speculative factor known as "leverage." The Articles of Incorporation authorize the Board to create additional classes of stock, and it is currently contemplated that the Fund will issue one or more classes of preferred stock. Preferred stock would permit the Fund to assume leverage in an amount up to 50% of its total assets. Preferred stock, including, when issued, the Fund Preferred Shares, would have a priority on the income and assets of the Fund over the

Common Shares and would have certain other rights with respect to voting and the election of Directors. In certain circumstances, the net asset value of and dividends payable on shares of Common Shares could be adversely affected by such preferences. The use of leverage creates an opportunity for increased returns to holders of the Common Shares but, at the same time, creates special risks. The Fund will utilize leverage only when there is an expectation that it will benefit the Fund. To the extent the income or other gain derived from securities purchased with the proceeds of borrowings or preferred stock issuances exceeds the interest or dividends the Fund would have to pay thereon, the Fund's net income or other gain would be greater than if leverage had not been used. Conversely, if the income or other gain from the securities purchased through leverage is not sufficient to cover the cost of such leverage, the Fund's total return would be less than if leverage had not been used. If leverage is used, in certain circumstances, the Fund could be required to liquidate securities it would not otherwise sell in order to satisfy dividend or interest obligations. The Fund may also borrow up to an additional 5% of its total assets for temporary purposes without regard to the foregoing limitations. See "Investment Restrictions." This could include, for example, borrowing on a short-term basis in order to facilitate the settlement of portfolio securities transactions.


          WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" and "delayed delivery" basis. No income accrues to the Fund on securities in connection with such transactions prior to the date it actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

          When-issued and delayed delivery transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

          The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. A significant percentage of the Fund's assets committed to the purchase of securities on a "when-issued" or "delayed delivery" basis may increase the volatility of its net asset value and may limit the flexibility to manage its investments. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

          POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

          When the Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases. Subject to the requirement of maintaining a segregated account, no specified limitation exists as to the percentage of the Fund's assets that may be used to acquire securities on a "when-issued" or "delayed delivery" basis.


         STRUCTURED NOTES AND OTHER HYBRID INSTRUMENTS. The Fund may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting taxable and tax-exempt bonds. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The Fund currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of its portfolio (and, thereby, decreasing its exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from federal income tax. Like other sophisticated strategies, the Fund's use of structured notes may not work as intended; for example, the change in the value of the structured notes may not match very closely the change in the value of bonds that the structured notes were purchased to hedge.

         The Fund may invest in other types of "hybrid" instruments that combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

         Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. See "Investments in Other Investment Companies."

                       PORTFOLIO TRADING AND TURNOVER RATE

         The Fund cannot accurately predict its turnover rate but anticipates that its annual turnover rate will not exceed 50%. The Fund's turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year. The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish its investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Higher turnover rates can result in corresponding increases in the Fund's transaction costs, which must be borne by the Fund and its stockholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions attributable to those gains will be taxable at ordinary income rates for federal income tax purposes. Other than for consideration of tax consequences, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities.


                             MANAGEMENT OF THE FUND

Directors and Officers
----------------------


         The Board is broadly responsible for overseeing the management of the business and affairs of the Fund, including general supervision of the duties performed by NB Management and Neuberger Berman, LLC. Subject to the provisions of the Fund's Articles of Incorporation (the "Articles"), its Bylaws and Maryland law, the Board has all powers necessary and convenient to carry out this responsibility, including the election and removal of the Fund's officers. Among other things, the Board generally oversees the portfolio management of the Fund and reviews and approves the Fund's management and sub-advisory agreements and other principal agreements.

         The following tables set forth information concerning the Directors and officers of the Fund. All persons named as Directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC.


The Board of Directors
----------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                     Number of
                                                                     Portfolios in
                                                                     Fund Complex        Other Directorships Held
                                                                     Overseen by         Outside Fund Complex by
Name, Age, and Address (1)  Principal Occupation(s) (2)              Director            Director
-------------------------------------------------------------------------------------------------------------------------
                                                        CLASS I

-------------------------------------------------------------------------------------------------------------------------
Independent Fund Directors
-------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)           Attorney at Law and President, Faith     31
                            Colish, A Professional Corporation;
                            1980 to present.
-------------------------------------------------------------------- ------------------- --------------------------------
C. Anne Harvey (65)         Consultant, C. A. Harvey Associates,     31
                            June 2001 to present; Member,
                            Individual Investors Advisory
                            Committee to the New York Stock
                            Exchange Board of Directors, 1998 to
                            present; Secretary, Board of
                            Associates to The National
                            Rehabilitation Hospital's Board of
                            Directors; Director of American
                            Association of Retired Persons (AARP),
                            1978 to December 2000; Member,
                            American Savings Education Council's
                            Policy Board (ASEC), 1998-2000;
                            Member, Executive Committee, Crime
                            Prevention Coalition of America, 1997
                            - 2000.
-------------------------------------------------------------------- ------------------- --------------------------------
Cornelius T. Ryan (71)      General Partner of Oxford Partners and   31                  Formerly, Director of Capital
                            Oxford Bioscience Partners (venture                          Cash Management Trust (money
                            capital partnerships) and President of                       market fund) and Prime Cash
                            Oxford Venture Corporation.                                  Fund.
-------------------------------------------------------------------- ------------------- --------------------------------
Peter P. Trapp (57)         Regional Manager for Atlanta Region,     31
                            Ford Motor Credit Company since
                            August, 1997; prior thereto,
                            President, Ford Life Insurance
                            Company, April 1995 until August 1997.
-------------------------------------------------------------------------------------------------------------------------
Director who is an "Interested Person"
-------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Executive Vice President of Neuberger    31                  Executive Vice President and
                            Berman since 1999; Principal of                              Director of Neuberger Berman
                            Neuberger Berman from 1997 until 1999;                       Inc. (holding company) since
                            Senior Vice President of NB Management                       1999; President and Director
                            from 1996 until 1999; Director of                            of NB Management since 1999;
                            Institutional Services of NB                                 Director and Vice President of
                            Management from 1988 until 1996.                             Neuberger & Berman Agency,
                                                                                         Inc. since 2000.
-------------------------------------------------------------------------------------------------------------------------

                                                       28

-------------------------------------------------------------------------------------------------------------------------
                                                                     Number of
                                                                     Portfolios in
                                                                     Fund Complex        Other Directorships Held
                                                                     Overseen by         Outside Fund Complex by
Name, Age, and Address (1)  Principal Occupation(s) (2)              Director            Director
-------------------------------------------------------------------------------------------------------------------------

                                                        CLASS II


-------------------------------------------------------------------------------------------------------------------------
Independent Fund Directors
-------------------------------------------------------------------------------------------------------------------------
John Cannon (72)            Retired. Formerly, Chairman and Chief    31                  Independent Trustee or
                            Investment Officer of CDC Capital                            Director of three series of
                            Management (registered investment                            OppenheimerFunds: Limited Term
                            adviser) (1993-Jan. 1999).                                   New York Municipal Fund,
                                                                                         Rochester Fund Municipals, and
                                                                                         Oppenheimer Convertible
                                                                                         Securities Fund, 1992 to
                                                                                         present.

-------------------------------------------------------------------------------------------------------------------------

Barry Hirsch (69)           Senior Vice President and Senior         31
                            Counsel of Loews Corporation
                            (diversified financial corporation
                            since May 2002; prior thereto, General
                            Counsel of Loews Corporation).

-------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Retired.  Formerly, Vice President and   31                  Director, State Theatre of New
                            Special Counsel to WHX Corporation                           Jersey (not-for-profit (holding
                                                                                         company); 1993 - 2001. theater),
                                                                                         2000 to present; Formerly,
                                                                                         Director of Kevlin Corporation
                                                                                         (manufacturer of microwave and
                                                                                         other products).


-------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Senior Vice President of Burnham         31                  Director, 92nd Street Y
                            Securities Inc. (a registered                                (non-profit), 1967 to present;
                            broker-dealer) since 1991.                                   Formerly, Director, Cancer
                                                                                         Treatment Holdings, Inc.
-------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)        General Partner of Seip Investments LP   31                  Director, H&R Block, Inc.
                            (a private investment partnership);                          (financial services company),
                            President and CEO of Westaff, Inc.,                          May 2001 to present; Director,
                            May 2001 to January 2002 (temporary                          General Magic (voice
                            staffing); Senior Executive at the                           recognition software),
                            Charles Schwab Corporation from 1983                         November 2001 to present;
                            to 1999, including Chief Executive                           Director, Forward Management,
                            Officer of Charles Schwab Investment                         Inc. (asset management), 2001
                            Management, Inc. and Trustee of Schwab                       to present; Member of the
                            Family of Funds and Schwab Investments                       Board of Directors of
                            from 1997 to 1998 and Executive Vice                         E-Finance Corporation (credit
                            President-Retail Brokerage for Charles                       decisioning services), 1999 to
                            Schwab Investment Management from 1994                       present; Director,
                            to 1997.                                                     Save-Daily.com (micro
                                                                                         investing services), 1999 to
                                                                                         present; Formerly, Director of
                                                                                         Offroad Capital Inc.
                                                                                         (pre-public internet commerce
                                                                                         company).
-------------------------------------------------------------------------------------------------------------------------


                                                            29

-------------------------------------------------------------------------------------------------------------------------
                                                                     Number of
                                                                     Portfolios in
                                                                     Fund Complex        Other Directorships Held
                                                                     Overseen by         Outside Fund Complex by
Name, Age, and Address (1)  Principal Occupation(s) (2)              Director            Director
-------------------------------------------------------------------------------------------------------------------------
Director who is an "Interested Person"
-------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)     Executive Vice President and Chief       31                  Executive Vice President,
                            Investment Officer of Neuberger Berman                       Chief Investment Officer and
                            since 1999; Executive Vice President                         Director of Neuberger Berman
                            and Chief Investment Officer of NB                           Inc. (holding company) since
                            Management from November 1999 to May                         1999; Chairman since May 2000
                            2000; Vice President of NB Management                        and Director of NB Management
                            from 1990 until 1999; Partner or                             since April 1996.
                            Principal of Neuberger Berman from
                            1993.
-------------------------------------------------------------------------------------------------------------------------

                                                       CLASS III

-------------------------------------------------------------------------------------------------------------------------
Independent Fund Directors
-------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Consultant; Retired President and        31
                            Director of Teachers Insurance &
                            Annuity (TIAA) and College Retirement
                            Equities Fund (CREF).
-------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)       Professor of Finance and Economics at    31                  Director, Delaware Labs
                            Stern School of Business, New York                           (cosmetics), 1978 to present.
                            University.
-------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)       Retired. Senior Vice President of        31                  Director, Pro-Kids Golf and
                            Foodmaker. Inc. (operator and                                Learning Academy (teach golf
                            franchiser of restaurants) until                             and computer usage to "at
                            January 1997; Secretary of Foodmaker,                        risk" children), 1998 to
                            Inc. until July 1996.                                        present; Director of Prandium,
                                                                                         Inc. (restaurants) since March
                                                                                         2001.
-------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)    Private investor and consultant          31                  Director, Providence
                            specializing in the insurance                                Washington (property and
                            industry; Advisory Director of                               casualty insurance company),
                            Securities Capital LLC (a global                             December 1998 to present;
                            private equity investment firm                               Director, Summit Global
                            dedicated to making investments in the                       Partners (insurance brokerage
                            insurance sector).                                           firm), October 2000 to present.
-------------------------------------------------------------------------------------------------------------------------
Director who is an "Interested Person"
-------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)     Member, Investment Policy Committee,     31                  Director of Legg Mason, Inc.
                            Edward Jones, 1993 - 2001; President                         (financial services holding
                            of the Securities Industry Association                       company), 1993 to present;
                            ("SIA") (securities industry's                               Director, Boston Financial
                            representative in government relations                       Group (real estate and tax
                            and regulatory matters at the federal                        shelters), 1993-1999.
                            and state  levels) from 1974 - 1992;  Adviser to SIA
                            from November 1992 -November 1993.
-------------------------------------------------------------------------------------------------------------------------

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.


(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2003, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.


Information About the Officers of the Fund
------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                        POSITION AND LENGTH OF
                                        ----------------------
NAME, AGE, AND ADDRESS (1)              TIME SERVED (2)                       PRINCIPAL OCCUPATION(S) (3)
--------------------------              ---------------                       ---------------------------
----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)                 Secretary since 2002                  Vice President of Neuberger Berman since
                                                                              2002 and employee since 1999; Vice
                                                                              President-Mutual Fund Board Relations of
                                                                              NB Management since 2000; Vice President of
                                                                              NB Management from 1986 to 1999; Secretary
                                                                              of six other registered investment companies
                                                                              for which NB Management acts as investment
                                                                              manager and administrator.
----------------------------------------------------------------------------------------------------------------------------
Robert Conti (46)                       Vice President since 2002             Vice President of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Controller of NB Management
                                                                              until 1996; Treasurer of NB Management from
                                                                              1996 until 1999; Vice President of three
                                                                              other registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator since 2000 and of
                                                                              three other registered investment companies
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------
Stacy Cooper-Shugrue (39)               Assistant Secretary since 2002        Vice President-Mutual Fund Board Relations
                                                                              of NB Management since 2002; Employee of
                                                                              Neuberger Berman since 1999; Assistant Vice
                                                                              President of NB Management from 1993 to
                                                                              1999; Assistant Secretary of six other
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.
----------------------------------------------------------------------------------------------------------------------------
Brian J. Gaffney (49)                   Vice President since 2002             Managing Director of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Vice President of NB Management
                                                                              from 1997 until 1999; Vice President of
                                                                              three other registered investment companies
                                                                              for which NB Management acts as investment
                                                                              manager and administrator since 2000 and of
                                                                              three other registered investment companies
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------


                                                            31

----------------------------------------------------------------------------------------------------------------------------
                                        POSITION AND LENGTH OF
                                        ----------------------
NAME, AGE, AND ADDRESS (1)              TIME SERVED (2)                       PRINCIPAL OCCUPATION(S) (3)
--------------------------              ---------------                       ---------------------------
----------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)                    Assistant Secretary since 2002        Employee of Neuberger Berman since 1999;
                                                                              Employee of NB Management from 1991 to 1999;
                                                                              Assistant Secretary of six other registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------
John McGovern (32)                      Assistant Treasurer since 2002        Employee of NB Management since 1993;
                                                                              Assistant Treasurer of six other registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------
Barbara Muinos (43)                     Treasurer and Principal Financial     Vice President of Neuberger Berman since
                                        and Accounting Officer since 2002     1999; Assistant Vice President of NB
                                                                              Management from 1993 to 1999; Treasurer and
                                                                              Principal Financial and Accounting Officer
                                                                              of six other registered investment companies
                                                                              for which NB Management acts as investment
                                                                              manager and administrator since 2002;
                                                                              Assistant Treasurer from 1996 to 2002 of
                                                                              three other mutual funds for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

----------------------------------------------------------------------------------------------------------------------------
Frederic B. Soule (56)                  Vice President since 2002             Vice President of Neuberger Berman since
                                                                              1999; Vice President of NB Management from
                                                                              1995 until 1999; Vice President of three
                                                                              other registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator since 2000 and of
                                                                              three other registered investment companies
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------
Trani Wyman (33)                        Assistant Treasurer since 2002        Employee of NB Management since 1991.
                                                                              Assistant Treasurer of six other registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2002.
----------------------------------------------------------------------------------------------------------------------------

--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.


(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


COMMITTEES

The Board has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board are described below.

AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (c) to act as a liaison between the Fund's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Directors; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), and Peter P. Trapp.

CODE  OF  ETHICS   COMMITTEE.   The  Code  of  Ethics  Committee   oversees  the
administration of the Fund's Code of Ethics, which restricts the personal securities transactions of employees, officers, and Directors. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Directors.

CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Fund's principal contractual arrangements. The Committee is composed entirely of Independent Fund Directors; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip.

EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Directors when the Directors are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Directors.

NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as Directors, including as Independent Fund Directors, as members of committees, and as officers of the Fund. The Nominating Committee is composed entirely of Independent Fund Directors; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by stockholders; stockholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Real Estate Income Fund Inc., 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180.

PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to the Fund and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Fund Directors; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp.

PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom D. Seip and Peter
P. Trapp. All members except for Mr. Kassen and Mr. O'Brien are Independent Fund Directors.

         The Fund's Articles provide that the Fund will indemnify its Directors and officers against liabilities and expenses to the extent permitted by Maryland law and the 1940 Act. This means that the Fund will indemnify its officers and Directors against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Fund. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested Directors based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Directors have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


Compensation
------------


         The Directors' compensation and other costs of their joint meetings are allocated pro rata based on the assets of each investment company in the Neuberger Berman Fund Complex. It is estimated that the Directors will receive the amounts set forth in the following table from the Fund for the fiscal year ending October 31, 2003. For the calendar year ended December 31, 2001, the Directors received the compensation set forth in the following table for serving as Trustees of other investment companies in the "Fund Complex." Each officer and Director who is a Director, officer, partner or employee of NB Management, Neuberger Berman or any entity controlling, controlled by or under common control with NB Management or Neuberger Berman serves without any compensation from the Fund.


         The following table sets forth information concerning the compensation of the Directors of the Fund. The Fund does not have any retirement plan for its Directors.

                              TABLE OF COMPENSATION



                                     Estimated Aggregate   Total Compensation from Fund
                                     Compensation          and Neuberger Berman Fund Complex
Name and Position with the Fund      from the Fund*        Paid to Directors
--------------------------------     --------------        -----------------
Independent Fund Directors

John Cannon                          $                           $70,000
Director

Faith Colish                         $                           $70,000
Director

Walter G. Ehlers                     $                           $70,000
Director

C. Anne Harvey                       $                           $62,500
Director


                                       34

                                     Estimated Aggregate   Total Compensation from Fund
                                     Compensation          and Neuberger Berman Fund Complex
Name and Position with the Fund      from the Fund*        Paid to Directors
--------------------------------     --------------        -----------------

Barry Hirsch                         $                           $70,000
Director

Robert A. Kavesh                     $                           $70,000
Director

Howard A. Mileaf                     $                           $70,000
Director

John P. Rosenthal                    $                           $70,000
Director

William E. Rulon                     $                           $70,000
Director

Cornelius T. Ryan                    $                           $70,000
Director

Tom Decker Seip                      $                           $70,000
Director

Candace L. Straight                  $                           $62,500
Director

Peter P. Trapp                       $                           $62,500
Director

Directors who are "Interested Persons"

Michael M. Kassen                    $0                          $0
Director

Edward I. O'Brien                    $                           $70,000
Director

Peter E. Sundman                     $0                          $0
Director



         * Since the Fund has not completed its first fiscal year, compensation is estimated based upon payments to be made by the Fund during the current fiscal year and upon relative net assets of the NB Management Fund Complex. The estimate is for the fiscal year ending October 31, 2003.


Ownership of Securities
-----------------------

         Since the Fund has not yet commenced operations, none of the Directors own Fund shares as of the date of this SAI.

         Set forth below is the dollar range of equity securities owned by each Director as of 12/31/01.

--------------------------------------------------------------------------------
                                Aggregate Dollar Range of Equity Securities in
Name of Director                all Registered Investment Companies Overseen
                                by Director in Family of Investment Companies*
--------------------------------------------------------------------------------
Independent Fund Directors
--------------------------------------------------------------------------------
John Cannon                     $50,001 - $100,000
--------------------------------------------------------------------------------
Faith Colish                    Over $100,000
--------------------------------------------------------------------------------
Walter G. Ehlers                Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                  None
--------------------------------------------------------------------------------
Barry Hirsch                    Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                Over $100,000
--------------------------------------------------------------------------------
John P. Rosenthal               Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                Over $100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan               Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                 None
--------------------------------------------------------------------------------
Candace L. Straight             Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                  $10,001 - $50,000
--------------------------------------------------------------------------------
Directors who are "Interested Persons"
--------------------------------------------------------------------------------
Michael M. Kassen               Over $100,000
--------------------------------------------------------------------------------
Edward I. O'Brien               Over $100,000
--------------------------------------------------------------------------------
Peter E. Sundman                Over $100,000
--------------------------------------------------------------------------------

*[insert valuation date]

Independent Fund Directors Ownership of Securities
--------------------------------------------------

         Set forth in the table below is information regarding each Independent Fund Director's (and his/her immediate family members) share ownership in securities of Neuberger Berman and the ownership of securities in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies) as of 12/31/01.

----------------------------------------------------------------------------------------------------------------------
NAME OF DIRECTOR            NAME OF OWNERS     COMPANY           TITLE OF CLASS      VALUE OF          PERCENTAGE OF
                            AND RELATIONSHIP                                         SECURITIES*       CLASS
                            TO DIRECTOR
----------------------------------------------------------------------------------------------------------------------
John Cannon                 N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Faith Colish                N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers            N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey              N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Barry Hirsch                N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh            N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf            N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
John P. Rosenthal           N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
William E. Rulon            N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan           N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip             N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Candace L. Straight         N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp              N/A                N/A               N/A                 $0                N/A
----------------------------------------------------------------------------------------------------------------------

*[insert valuation date]

Codes of Ethics
---------------

         The Fund, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Directors. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------


         NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Fund, dated November __, 2002 ("Management
Agreement"). NB Management also provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2002, NB Management and its affiliates had approximately $53.6 billion in assets under management, including $602 million in real estate-related securities. NB Management is located at 605 Third Avenue, New York, New York 10158-0180.


         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.


         The Management Agreement provides that NB Management shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event that litigation against NB Management, in connection with its obligations under the Management Agreement or Administration Agreement (described below), ends with a determination that NB Management acted without culpability, the Fund will reimburse NB Management for reasonable attorney's fees and other expenses. In the event a matter ends without a court ruling on NB Management's culpability, issue will be determined by a committee of disinterested Directors who were not party to the suit or by an opinion of independent legal counsel. The Fund may advance expenses to NB Management if (1) a committee of non-party disinterested Directors or independent legal counsel determine that NB Management is likely to prevail, and (2) the Fund is adequately assured of repayment in the event of an adverse result.


         NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, Directors, and employees of the Fund who are officers, Directors, or employees of NB Management. Two Directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, currently serve as Directors and/or officers of the Fund. See "Directors and Officers."


         Pursuant to the Management Agreement, the Fund has agreed to pay NB Management an annual management fee, payable on a monthly basis, at the annual rate of 0.60% of the Fund's average daily total assets (including the assets attributable to the proceeds from any Financial Leverage) minus liabilities (other than liabilities related to any Financial Leverage) (the "Managed Assets"). The liquidation preference of the Fund Preferred Shares is not a liability or permanent equity.


         NB Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Fund, dated November __, 2002 ("Administration Agreement"). Under the Administration Agreement, NB Management also provides certain stockholder, stockholder-related, and other services that are not furnished by the Fund's stockholder servicing agent. NB Management provides the direct stockholder services specified in the Administration Agreement and assists the stockholder servicing agent in the development and implementation of specified programs and systems to enhance overall stockholder servicing capabilities. NB Management solicits and gathers stockholder proxies, performs services connected with the Fund's exchange listing, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


         For administrative services, the Fund pays NB Management at the annual rate of 0.25% of average daily Managed Assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.


         All fees and expenses are accrued daily and deducted before payment of dividends to investors.

         From the commencement of the Fund's operations through October 31, 2011, NB Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund in the amounts, and for the time periods, set forth below:


-------------------------------------------------------------------------------------------------------------
                                Percentage Waived (annual rate as a        Percentage Waived (annual rate as
                                percentage of net assets attributable to   a percentage of net assets
                                Common Shares - assuming  no Fund          attributable to Common Shares
Fiscal Period                   Preferred to Shares are issued or          -  assuming the issuance
Ending October 31,              outstanding)                               Fund Preferred Shares (2))
-------------------------------------------------------------------------------------------------------------
2003 (1)                        0.30%                                        0.46%
-------------------------------------------------------------------------------------------------------------
2004                            0.30%                                        0.46%
-------------------------------------------------------------------------------------------------------------
2005                            0.30%                                        0.46%
-------------------------------------------------------------------------------------------------------------
2006                            0.30%                                        0.46%
-------------------------------------------------------------------------------------------------------------
2007                            0.30%                                        0.46%
-------------------------------------------------------------------------------------------------------------
2008                            0.24%                                        0.37%
-------------------------------------------------------------------------------------------------------------
2009                            0.18%                                        0.28%
-------------------------------------------------------------------------------------------------------------
2010                            0.12%                                        0.18%
-------------------------------------------------------------------------------------------------------------
2011                            0.06%                                        0.09%
-------------------------------------------------------------------------------------------------------------


(1) From the commencement of the Fund's operations.

(2) Assumes the issuance of Fund Preferred Shares in an amount equal to 35% of the Fund's net assets (after issuance).


NB Management has not agreed to waive any portion of its fees beyond October 31, 2011.


         The Management Agreement continues until June 30, 2004. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Directors who are not "interested persons" of NB Management or the Fund ("Independent Fund Directors"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Directors or by a 1940 Act majority vote of the outstanding stock in the Fund. The Administration Agreement continues for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Directors, and
(2) by the vote of a majority of the Fund Directors or by a 1940 Act majority vote of the outstanding stock in the Fund.

         The Management Agreement is terminable, without penalty, on 60 days' written notice either by the Fund or by NB Management. The Administration Agreement is terminable, without penalty, on 60 days' written notice either by NB Management or by the Fund. Each Agreement terminates automatically if it is assigned.


         Except as otherwise described in the Prospectus, the Fund pays, in addition to the investment management fee described above, all expenses not assumed by NB Management, including, without limitation, fees and expenses of Directors who are not "interested persons" of NB Management or the Fund, interest charges, taxes, brokerage commissions, expenses of issue of shares, fees and expenses of registering and qualifying the Fund and its classes of shares for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund, reports to stockholders, expenses of meetings of stockholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing stockholders, and its proportionate share of insurance premiums and professional association dues or assessments. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Board. The Fund may have an obligation to indemnify its officers and Directors with respect to such litigation.


Sub-Adviser
-----------

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November __, 2002 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its officers and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other investment companies managed by NB Management.

         The Sub-Advisory Agreement continues until June 30, 2004 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Directors or a 1940 Act majority vote of the outstanding stock in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

       The Sub-Advisory Agreement provides that Neuberger Berman shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

         In approving the Management and Sub-Advisory Agreements for the Fund, the Board primarily considered the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the Fund.


         With respect to the nature and quality of the services provided, the Board considered, among other things, the resources that NB Management plans to devote to managing the Fund and the firm's equity research and trading capabilities. They discussed the recent and long-term performance of the other equity funds managed by NB Management and Neuberger Berman. They also considered NB Management's and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems. With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the proposed indemnity provision in the Management Agreement and Administration Agreement. The Board reviewed information about the rates of compensation paid to investment advisers, and the overall expense ratios, for funds pursuing a comparable investment strategy to the Fund. The Board also considered the contractual limits on the Fund's expenses undertaken by NB Management.


         The Board concluded that the fees and other benefits likely to accrue to NB Management and its affiliates by virtue of their relationship to the Fund are reasonable in comparison with the benefits likely to accrue to the Fund. In considering the fees, the Board took note of the likelihood that the Fund would issue preferred stock and considered the effect of such issuance on the Fund's net assets and, therefore, the fees. The Board also concluded that approval of the Management and Sub-Advisory Agreements was in the best interests of the Fund's stockholders. These matters also were considered separately by the Independent Fund Directors.

Management and Control of NB Management and Neuberger Berman
-------------------------------------------------------------

         The Directors and officers of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Thomas J. Gengler, Jr., Senior Vice President; Joseph K. Herlihy, Treasurer; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi S. Steiger, Director.


         The officers and employees of Neuberger Berman LLC, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman LLC, are: Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Operating Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi S. Steiger, Executive Vice President; Peter E. Sundman, Executive Vice President; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Jack L. Rivkin, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Irene Ashkenazy, Senior Vice President; Philip Callahan, Senior Vice President;

Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Thomas E. Gengler Jr., Senior Vice President; Amy Gilfenbaum, Senior Vice President; Brian E. Hahn, Senior Vice President; Barbara R. Katersky, Senior Vice President; Judith Ann Kenney, Senior Vice President; Diane E. Lederman, Senior Vice President; Domenick Migliorato, Senior Vice President; Jane Ringel, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Thomas Tapen, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Robert Traversa, Senior Vice President; Frank J. Tripodi, Senior Vice President; and Marvin C. Schwartz, Managing Director.


         Mr. Sundman and Mr. Kassen are Directors and officers of the Fund. Mr. Gaffney and Mr. Conti are officers of the Fund.


         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman LLC. The inside Directors and officers of Neuberger Berman Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi S. Steiger, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Operating Officer and Executive Vice President; Jack L. Rivkin, Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Joseph K. Herlihy, Treasurer; Maxine L. Gerson, Assistant Secretary; and Ellen Metzger, Assistant Secretary.


                             PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions
-----------------------------------------------

         Investment decisions for the Fund and for the other investment advisory clients of NB Management are made independently of one another with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investments by the Fund may also be appropriate for other clients served by NB Management. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients served by NB Management is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by NB Management. NB Management may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the clients involved. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. Although in some cases these arrangements may have a detrimental effect on the price or volume of the securities as to the

Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Directors that the desirability of the Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, other Neuberger Berman Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


         The Fund has applied with the Securities and Exchange Commission for an order to permit the Fund to pay Neuberger Berman, and Neuberger Berman to receive, compensation for services as a securities lending intermediary, subject to certain conditions. These services would be provided by a separate operating unit of Neuberger Berman under the supervision of NB Management who is not involved in the securities lending intermediary's lending agency operations. Neuberger Berman would receive as compensation a reasonable fee based on revenues earned by the Fund through the securities lending program. The order requested by the Fund would also permit Neuberger Berman and other affiliated broker-dealers of the Fund to borrow portfolio securities from the Fund, subject to certain conditions. There is no guarantee that the Fund will receive the requested order.


Brokerage and Research Services
-------------------------------

         As of the date of this SAI the Fund had not commenced operations and had not paid any brokerage commissions.

         Neuberger Berman acts as principal broker for the Fund.

         In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

         The use of Neuberger Berman as a broker for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Fund and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Fund to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman must be (1) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Directors not to be comparable to the Fund, and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

         A committee of Independent Directors from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Directors.

         To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Under policies adopted by the Board of Directors, Neuberger Berman may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Directors who is not affiliated with Neuberger Berman reviews confirmation of each agency cross-trade in which the Fund participates.

         The Fund expects that it will execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by those brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein, a practice specifically permitted by the federal securities laws. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

         A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of several Neuberger Berman mutual funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing other Neuberger Berman Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting fund transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting fund transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

         Steven R. Brown, who is a Vice President of NB Management and a Managing Director of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investments of the Fund. He has full authority to take action with respect to Fund transactions and may or may not consult with other personnel of NB Management prior to taking such action.

                                  DISTRIBUTIONS


         As described in the Prospectus, initial dividends to Common Stockholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of the offering of the Common Shares, depending on market conditions. To permit the Fund to maintain more stable monthly dividends, it will initially (prior to its first dividend), and may from time to time thereafter, distribute less than the entire amount of net investment income it earns in a particular period. Such undistributed net investment income would be available to supplement future dividends, including dividends that might otherwise have been reduced by a decrease in the Fund's monthly net income due to fluctuations in investment income or expenses or due to an increase in the dividend rate on the Fund's outstanding Fund Preferred Shares. As a result, the dividends the Fund pays for any particular period may be more or less than the amount of net investment income it actually earns during such period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, dividends from undistributed net investment income will be deducted from that net asset value.

         For information relating to the impact of the issuance of Fund Preferred Shares on the distributions made by the Fund to Common Stockholders, see the Prospectus under "Fund Preferred Shares and Related Leverage."

         While any Fund Preferred Shares are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Shares unless at the time of such declaration (1) all accumulated dividends on the Fund Preferred Shares have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of any outstanding Fund Preferred Shares. This latter limitation on the Fund's ability to make distributions on its Common Shares could cause it to incur federal income and/or excise tax and, under certain circumstances, impair its ability to maintain its qualification for taxation as a RIC. See "Tax Matters."


                              DESCRIPTION OF SHARES

Common Shares
-------------


         The Fund's Articles authorize the issuance of one billion (1,000,000,000) shares. The Common Shares will be issued with a par value of $.0001 per share. All Common Shares have equal rights as to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Whenever Fund Preferred Shares are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Fund Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Fund Preferred Shares would be at least 200% after giving effect to such distributions. See "Fund Preferred Shares" below.

         The Common Shares are expected to be listed on the New York Stock Exchange. The Fund intends to hold annual meetings of stockholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Shares of closed-end investment companies have during some periods traded at prices higher than net asset value and during other periods traded at prices lower than net asset value. There can be no assurance that Common Shares or shares of other closed-end funds will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering of Common Shares as a result of payment of the sales load and organization and offering expenses. Net asset value generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater in the case of a fund, such as the Fund, having a leveraged capital structure. Whether investors will realize gains or losses upon the sale of Common Shares will not depend upon the Fund's net asset value but will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Common Shares; Conversion to Open-End Fund" and the Fund's Prospectus under "Preferred Shares and Related Leverage."

Fund Preferred Shares
---------------------

         The Articles authorize the Board to create additional classes of stock, and it is currently contemplated that the Fund will issue one or more classes of preferred stock ("Fund Preferred Shares"). The Fund Preferred Shares may be issued in one or more classes or series, with such rights as determined by action of the Board without the approval of the Common Stockholders.

         The Board has indicated its intention to authorize an offering of Fund Preferred Shares (representing approximately 35% of the Fund's capital immediately after the time the Fund Preferred Shares are issued) within approximately one to three months after completion of the offering of Common Shares, subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Stockholders described in the Prospectus and this SAI. Although the terms of the Fund Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Articles) if and when it authorizes a Fund Preferred Shares offering, the Board has indicated that the initial series of Fund Preferred Shares would likely pay cumulative dividends at relatively short-term periods (such as 7 days); by providing for the periodic redetermination of the dividend rate through an auction process or remarketing procedure. The liquidation preference, preference on distribution, voting rights and redemption provisions of the Fund Preferred Shares are expected to be as stated below.

         As used in this SAI, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding Fund Preferred Shares, with no deduction for the liquidation preference of the Fund Preferred Shares. Solely for financial reporting purposes, however, the Fund is required to exclude the liquidation preference of Fund Preferred Shares from "net assets," so long as the Fund Preferred Shares have redemption features that are not solely within the control of the Fund. For all regulatory and tax purposes, the Fund's Fund Preferred Shares will be treated as stock (rather than indebtedness).

         LIMITED ISSUANCE OF FUND PREFERRED SHARES. Under the 1940 Act, the Fund could issue Fund Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's net assets, measured immediately after issuance of the Fund Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Fund Preferred Shares is less than one-half of the value of the Fund's net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. To the extent that the Fund has outstanding any senior securities representing indebtedness (such as through the use of derivative instruments that constitute senior securities), the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding Fund Preferred Shares for purposes of these asset coverage requirements. The liquidation value of the Fund Preferred Shares is expected to be approximately 35% of the value of the Fund's net assets. The Fund intends to purchase or redeem Fund Preferred Shares, if necessary, to keep the liquidation value of the Fund Preferred Shares plus the aggregate amount of other senior securities representing indebtedness at or below one-half of the value of the Fund's net assets.

         DISTRIBUTION PREFERENCE. The Fund Preferred Shares will have complete priority over the Common Shares as to distribution of assets.

         LIQUIDATION PREFERENCE. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares ("Preferred Stockholders") will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, Preferred Stockholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any business trust or corporation or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

         VOTING RIGHTS. In connection with any issuance of Fund Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Fund Preferred Shares be voting shares. Except as otherwise provided in the Articles or the Fund's Bylaws or otherwise required by applicable law, Preferred Stockholders will vote together with Common Stockholders as a single class.

         In connection with the election of the Fund's Directors, Preferred Stockholders, voting as a separate class, will also be entitled to elect two of the Fund's Directors, and the remaining Directors shall be elected by Common Stockholders and Preferred Stockholders, voting together as a single class. In addition, if at any time dividends on the Fund's outstanding Fund Preferred Shares shall be unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Directors until all dividends in arrears have been paid or declared and set apart for payment.

         The affirmative vote of the holders of a majority of the outstanding Fund Preferred Shares, voting as a separate class, shall be required to approve any action requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund's investment objective, the conversion of the Fund from a closed-end to an open-end company, or changes in the investment restrictions described as fundamental policies under "Investment Restrictions." The class or series vote of Preferred Stockholders described above shall in each case be in addition to any separate vote of the requisite percentage of Common Shares and Fund Preferred Shares necessary to authorize the action in question.

         The foregoing voting provisions will not apply with respect to the Fund Preferred Shares if, at or prior to the time when a vote is required, such shares shall have been (1) redeemed or (2) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

         REDEMPTION, PURCHASE AND SALE OF FUND PREFERRED SHARES BY THE FUND. The terms of the Fund Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase Fund Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage.

         The discussion above describes the Board's current intention with respect to a possible offering of Fund Preferred Shares. If the Board determines to authorize such an offering, the terms of the Fund Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Articles of Incorporation and Bylaws.


               CERTAIN PROVISIONS IN THE ARTICLES OF INCORPORATION

         The Articles of Incorporation include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.


         The Articles require a vote by holders of at least 75% of the Directors and at least 75% of the shares of capital stock of the Fund outstanding and entitled to vote, except as described below, to authorize (1) the Fund's conversion from a closed-end to an open-end investment company; (2) any merger or consolidation or share exchange of the Fund with or into any other company;

(3) the dissolution or liquidation of the Fund; (4) any sale, lease, or exchange of all or substantially all of the Fund's assets to any Principal Stockholder (as defined below); (5) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act;
(6) with certain exceptions, the issuance of any securities of the Corporation to any Principal Stockholder for cash; or (7) any transfer by the Fund of any securities of the Fund to any Principal Stockholder in exchange for cash, securities or other property having an aggregate fair market value of $1,000,000 or more; provided, with respect to (1) through (5), if such action has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Directors who are not "interested persons," of the Fund, as defined in the 1940 Act ("Independent Directors"), then the affirmative vote of the holders of only a majority of the Fund's shares of capital stock outstanding and entitled to vote at the time is required; and provided, further, with respect to (6) and (7), if such transaction has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Independent Directors, no stockholder vote is required to authorize such action. The term "Principal Stockholder" means any person, entity or group that holds, directly or indirectly, more than 5% of the outstanding shares of the Fund, and includes any associates or affiliates of such person or entity or of any member of the group. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding shares of capital stock of the Fund outstanding and entitled to vote thereon. Certain of the transactions described above, even if approved by stockholders, may be prohibited by the 1940 Act.


         The percentage votes required under these provisions, which are greater than the minimum requirements under Maryland law or the 1940 Act, will make more difficult a change in the Fund's business or management and may have the effect of depriving Common Stockholders of an opportunity to sell shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board believes that the provisions of the Articles relating to such higher votes are in the best interest of the Fund and its stockholders.

         Reference should be made to the Articles on file with the Securities and Exchange Commission for the full text of these provisions.


                   REPURCHASE OF COMMON SHARES; TENDER OFFERS;
                           CONVERSION TO OPEN-END FUND


         The Fund is a closed-end investment company and as such its stockholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which in turn are affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Board regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, or the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board will decide to take or propose any of these actions, or that share repurchases or tender offers, if undertaken, will actually reduce market discount. The Fund has no present intention to repurchase its Common Shares and would do so only in the circumstances described in this section.

         Notwithstanding the foregoing, at any time when the Fund Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued dividends on Fund Preferred Shares have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Fund Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).


         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

         The Board may also from time to time consider submitting to the holders of the shares of stock of the Fund a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its sole discretion to submit this issue to stockholders, the Board would consider all factors then relevant, including the relationship of the market price of the Common Shares to net asset value, the extent to which the Fund's capital structure is leveraged and the possibility of re-leveraging, the spread, if any, between the yields on securities in the Fund's portfolio and interest and dividend charges on Fund Preferred Shares issued by the Fund and general market and economic conditions.

         See "Anti-Takeover and Other Provisions in the Articles of Incorporation" in the Prospectus and "Certain Provisions in the Articles of Incorporation" in this SAI for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, it would be required to redeem all Fund Preferred Shares then outstanding, and the Fund's Common Shares would no longer be listed on the American Stock Exchange. Holders of common stock of an open-end investment company may require the company to redeem their shares on any business day
(except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their common stock. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management.


         The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end company, may reduce any spread between market price and net asset value that might otherwise exist.


         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets. This would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Fund Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining. See the Fund's Prospectus under "Risks - Risk of Financial Leverage."


         Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its stockholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its stockholders, no action should be taken.



                                   TAX MATTERS


         Set forth below is a discussion of the material federal income tax aspects concerning the Fund and the purchase, ownership and disposition of Common Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to stockholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes that you are a U.S. person and hold your Common Shares as a capital asset. This discussion is based on present provisions of the Code and the regulations promulgated thereunder and existing judicial decisions and administrative pronouncements, all of which are subject to change or differing interpretations (possibly with retroactive effect). Prospective investors should consult their own tax advisers with regard to the federal income tax consequences of the purchase, ownership or disposition of Common Shares, as well as the tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.


TAXATION OF THE FUND


         The Fund intends to qualify each year for treatment as a RIC. To qualify for that treatment, the Fund must, among other things:

                  (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");

                  (b) distribute  with respect to each taxable year at least 90%
         of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, and determined without regard to any deduction for dividends paid) for that year ("Distribution Requirement"); and

                  (c) diversify its holdings so that, at the end of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the issuer's outstanding voting securities, and (2) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses ("Diversification Requirements").

         If the Fund qualifies for treatment as a RIC, it generally will not be subject to federal income tax on income and gains it timely distributes to its stockholders (including Capital Gain Dividends, as defined below). If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its stockholders and the stockholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. Those distributions would be eligible for the dividends-received deduction in the case of corporate stockholders under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

         The Fund intends to distribute at least annually to its stockholders all or substantially all of its investment company taxable income. The Fund also may annually distribute its net capital gain or may retain all or a portion of its net capital gain for investment. If the Fund retains any investment company taxable income or any net capital gain, it will be subject to tax at regular corporate rates on the retained amount. If the Fund retains any net capital gain, it may designate all or a portion of the retained amount as undistributed capital gains in a notice to its stockholders who (1) would be required to include in income for federal income tax purposes, as long-term capital gain, their shares of the undistributed amount and (2) would be entitled to credit their proportionate shares of the tax the Fund paid on the undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For federal income tax purposes, the tax basis in shares a Fund stockholder owns would be increased by an amount equal to the difference between the undistributed capital gains included in the stockholder's gross income and the tax deemed paid by the stockholder under clause (2) of the preceding sentence.

         To the extent the Fund fails to distribute in a calendar year at least an amount equal to the sum of (1) 98% of its ordinary income for that year plus
(2) 98% of its capital gain net income for the one-year period ending October 31 of that year, plus 100% of any retained amount of either from the prior year, it will be subject to a nondeductible 4% excise tax ("Excise Tax"). For these purposes, the Fund will be treated as having distributed any amount with respect to which it pays income tax. A distribution the Fund pays to stockholders in January of any year generally will be deemed to have been paid on December 31 of the preceding year if the distribution is declared and payable to stockholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the Excise Tax.




TAXATION OF THE STOCKHOLDERS


         As long as the Fund qualifies for treatment as a RIC, distributions it makes to its stockholders from its investment company taxable income will be taxable to them as ordinary income to the extent of the Fund's earnings and profits. A portion of those distributions may be eligible for the dividends-received deduction available to corporations, but that portion is not expected to be significant. The eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations other than REITs (and Capital Gain Dividends thus are not eligible for the deduction). However, Fund dividends a corporate stockholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Corporate stockholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction. Distributions of net capital gain that are properly designated as such ("Capital Gain Dividends") will be taxable to each stockholder as long-term capital gain, regardless of how long the stockholder has held the shares in the Fund.

         Distributions (including Capital Gain Dividends) will be taxable as described above whether received in cash or reinvested in additional Common Shares through the Dividend Reinvestment Plan. A Common Stockholder whose distributions are so reinvested will be treated as having received a distribution equal to either (1) the fair market value of the newly issued shares or (2) if the Common Shares are trading below their NAV, the amount of cash allocated to the stockholder for the purchase of shares on its behalf in the open market.

         Distributions on the Fund's shares are generally subject to federal income tax as described herein, even though those distributions may economically represent a return of a particular stockholder's investment. Those distributions are likely to occur in respect of shares purchased when the Fund's NAV reflects gains that are either unrealized or realized but not distributed, or income that is not distributed. Those realized gains may be required to be distributed even when the Fund's NAV also reflects unrealized losses. Distributions are taxable to a stockholder even if they are paid from income or gains the Fund earned before the stockholder's investment (and thus included in the price the stockholder paid).


         If the Fund makes a distribution to a stockholder in excess of its current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of the stockholder's tax basis in its shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a stockholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the stockholder of its shares.

         The Fund will notify stockholders annually as to the federal tax status of Fund distributions to them.

         SALE OR REDEMPTION OF SHARES. A stockholder's sale or other disposition of Fund shares may give rise to a taxable gain or loss, in an amount equal to the difference between the amount realized and the stockholder's basis in those shares. In general, any gain or loss realized on a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months; otherwise, any such gain or loss will be treated as short-term capital gain or loss. However, if a stockholder sells shares at a loss within six months of their purchase, such loss will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends the stockholder received (or the stockholder's share of any undistributed capital gains designated) with respect to the shares. All or a portion of any loss realized on a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In that case, the basis in the newly purchased shares will be adjusted to reflect the disallowed loss.

         From time to time the Fund may make a tender offer for some of its shares. A tender of shares pursuant to such an offer would be a taxable event. If the Fund decides to make a tender offer, the tax consequences thereof will be disclosed in the documents relating to the offer.

         BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of all distributions (including Capital Gain Dividends) and redemption or repurchase proceeds otherwise payable to any individual or certain other non-corporate stockholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he or she is not otherwise subject to that withholding ("backup withholding"). The backup withholding rates are (1) 30% for amounts paid during 2002 and 2003, (2) 29% for amounts paid during 2004 and 2005, (3) 28% for amounts paid during 2006 through 2010; the backup withholding rate will increase to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax, and any amounts withheld with respect to a stockholder may be credited against the stockholder's federal income tax liability.




TAX CONSEQUENCES OF CERTAIN INVESTMENTS


         CERTAIN REAL ESTATE COMPANIES. Income that the Fund derives from a Real Estate Company classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the RIC in the same manner as realized by the RE Partnership. The Internal Revenue Service ("Service") also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement. Accordingly, the Fund will restrict its investment in RE Partnerships to maintain its qualification as a RIC.

         REMICS. The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but that may apply retroactively, the portion of a REIT's income that is attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders (which may include the Fund) in proportion to the dividends they receive. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to its stockholders in proportion to the dividends they receive, with the same consequences as if the stockholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to stockholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (2) will constitute unrelated business taxable income to certain tax-exempt entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans and public charities), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. If a charitable remainder trust (defined in section 664 of the Code) realizes unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (defined in the Code to include governmental units, tax-exempt entities and certain cooperatives) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

         HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.





         Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain to higher taxed short-term capital gain or ordinary income, (3) concert an ordinary loss or a deduction to a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the timing as to when a purchase or sale of securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent its disqualification as a RIC.





         FOREIGN SECURITIES. Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" the Fund receives on the stock or of any gain on its disposition of the stock
(collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its stockholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its stockholders.

         If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, it would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year that is "marketable." "Marking-to-market," in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The Fund may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Fund must include in gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.



                                  *   *   *


         The foregoing is a general summary of the provisions of the Code and regulations thereunder currently in effect as they directly govern the taxation of the Fund and its stockholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Stockholders are advised to consult their own tax advisers for more detailed information concerning the federal (as well as state, local and foreign) income and other tax consequences of purchasing, holding and disposing of Fund shares.


                             REPORTS TO STOCKHOLDERS

         Stockholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.




           MARKETING, PERFORMANCE-RELATED AND COMPARATIVE INFORMATION


         EXCHANGE-TRADED LIQUIDITY. Common Shares are expected to be listed on the New York Stock Exchange, which will provide investors with liquidity, convenience, and daily price visibility through electronic services and newspaper stock tables. Share prices will fluctuate with market conditions.


         ABOUT NEUBERGER BERMAN. Neuberger Berman has more than 60 years experience managing clients' assets. The firm and its affiliates manage $53.6 billion in total assets as of September 30, 2002, including $602 million in real estate-related securities. Firm-wide, Neuberger Berman's portfolio managers have an average of 26 years industry experience, so they're experienced at navigating a wide range of market conditions. The firm has a tradition of independent, fundamental research.



            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT


         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for assets of the Fund. The custodian performs custodial and fund accounting services. Bank of New York, 1 Wall Street, New York, New York 10286, serves as the transfer agent, registrar and dividend disbursement agent for the Common Shares, as well as agent for the Dividend Reinvestment Plan relating to the Common Shares.

                              INDEPENDENT AUDITORS

         Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as independent auditors for the Fund. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of the Fund's filings with the Securities and Exchange Commission.


                                     COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington D.C. 20036, passes upon certain legal matters in connection with shares offered by the Fund, and also acts as counsel to the Fund.

                             REGISTRATION STATEMENT


         A Registration Statement on Form N-2, including any amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Fund's Prospectus and this SAI do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered or to be offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

                     [INSERT REPORT OF INDEPENDENT AUDITORS]

                          [INSERT FINANCIAL STATEMENTS]

                                                                      APPENDIX A


                   CERTAIN MARKET AND PERFORMANCE INFORMATION

         Based on available market and performance information relating to securities of REITS and other those of other principal asset classes, Neuberger Berman believes that investment in securities of Real Estate Companies are attractive for the following reasons.

         POTENTIAL FOR HIGH CURRENT INCOME. Neuberger Berman believes that investment in securities of Real Estate Companies offers the opportunity for higher current income than is available by investment in other classes of securities, such as U.S. government securities and broader market equity securities, such as the S&P 500 Index. REITs must distribute 90% of their taxable income to shareholders as dividends to avoid taxation at the corporate level--accordingly, they tend to yield higher dividends than other broad market equity classes and bonds.

YIELDS AS OF 9/30/02

[Bar chart graphic omitted.  The bar chart contains the following plot points:

EQUITY REITs                  7.0%
30-YEAR TREASURY              4.7%
10-YEAR TREASURY              3.6%
S&P 500 INDEX                 2.0%]


Source: Bloomberg, Neuberger Berman.

Performance data quoted represents past performance, which is no guarantee of future results.


The NAREIT Equity REIT Index is used here to represent equity REITs. The 30-Year Treasury is a U.S. Government bond with 30 years remaining to maturity and the 10-Year Treasury is a U.S. Government bond with 10 years remaining to maturity. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Yields are as of the dates shown and will fluctuate based on many factors. Indices are unmanaged, and the figures for the indices shown include reinvestment of all dividends and capital gain distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. Past performance is not indicative of future results.


         Since 1993, REITs have increased their dividends 71% while cash flow per share has increased 137%, providing a stable foundation for dividend growth.

REIT CASH FLOW AND DIVIDEND GROWTH

[Bar chart graphic omitted.  The bar chart contains the following plot points:

            Cash Flow Per Share -               Dividend Per Share -
Year        11.4% Average Annual Growth         6.5% Average Annual Growth

1993               $1.16                                 $1.00
1994                1.34                                  1.06
1995                1.48                                  1.13
1996                1.64                                  1.19
1997                1.84                                  1.27
1998                2.15                                  1.38
1999                2.38                                  1.48
2000                2.59                                  1.58
2001                2.75                                  1.71]

Source:  NAREIT

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. This chart shows Average Annual Growth of cash flow per share, which may smooth out year to year growth variations. The information shown above pertains to the companies in the NAREIT Equity REIT Index. This information is not performance information relating to the Fund, which is newly organized and has no performance record. The performance of the Fund is expected to differ from that of the NAREIT Equity REIT Index.

         ATTRACTIVE VALUATIONS. Neuberger Berman also believes that the securities of Real Estate Companies offer attractive opportunities for long-term capital appreciation, which would provide investors with relatively attractive risk-adjusted total returns. As of August 31, 2002, REITs traded at 10.2 times cash flow -- below their historical average from January, 1994 to August 31, 2002 of 11.2 times cash flow -- thus offering new investors an attractive entry point.

         LOW CORRELATION WITH OTHER ASSET CLASSES. Neuberger Berman believes that investments in securities of Real Estate Companies exhibit low correlation coefficients to other major asset classes of debt and equity securities, thereby providing the opportunity for diversification in an investor's overall portfolio.

A HISTORY OF INCREASED RETURNS WITH REDUCED RISK
(9/30/72 - 9/30/02)

[Chart graphic omitted.  The chart contains the following plot points:

Hypothetical
Portfolio Composition         Annualized Return (%)         Risk (%)
---------------------         ---------------------         --------

40% Equity
30% Bonds
10% Cash
20% REITS                            10.83                     12.11

45% Equity
35% Bonds
10% Cash
10% REITS                            10.61                     12.12

50% Equity
40% Bonds
10% Cash
 0% REITS                            10.37                     12.31]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.
RISK IS MEASURED BY STANDARD DEVIATION, OR HOW MUCH A PORTFOLIO'S RETURNS VARY FROM ITS AVERAGE RETURN; IN GENERAL, A LOWER STANDARD DEVIATION INDICATES LOWER VOLATILITY AND THEREFORE LOWER RISK. THE PERFORMANCE OF EACH HYPOTHETICAL PORTFOLIO ABOVE IS CALCULATED BY AVERAGING THE HISTORICAL MARKET RETURN OF THE VARIOUS ASSET CLASSES, WITH EACH WEIGHTED ACCORDING TO ITS PERCENTAGE IN THE PORTFOLIO; THE CHART IS USED FOR ILLUSTRATIVE PURPOSES ONLY

Source: Ibbotson Associates.

Equity-S&P 500 Index; Bonds-20-Year U.S. Government Bond; Cash-U.S. 30-Day T-Bill; REITs-NAREIT Equity Index.

         HISTORICALLY COMPETITIVE RETURNS. Neuberger Berman believes that REITs have historically demonstrated competitive returns when compared with those of other major asset classes.

Over the last 10 years, equity REITs generated returns that have outpaced the broader stock market, long-term bonds and international equities.


ANNUALIZED TOTAL RETURNS FOR THE 10-YEAR PERIOD ENDED 9/30/02

[Bar chart graphic omitted.  The bar chart contains the following plot points:

Equity REITs                              10.90%
S&P 500 Index                              8.99%
Lehman Brothers Aggregate Bond Index       7.37%
MSCI EAFE Index                            3.25%]

Source: Neuberger Berman.

Performance data quoted represents past performance, which is no guarantee of future results.

The NAREIT Equity REIT Index is used here to represent equity REITs. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed income market in the U.S. It includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar denominated bonds. All securities contained in the Index have a minimum term to maturity of one year. The EAFE Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices. The index is translated into U.S. dollars. Yields are as of the dates shown and will fluctuate based on many factors. Indices are unmanaged, and the figures for the indices shown include reinvestment of all dividends and capital gain distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. Past performance is not indicative of future results.

                                                                      APPENDIX B


                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


         S&P CORPORATE BOND RATINGS:
         --------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         MOODY'S CORPORATE BOND RATINGS:
         ------------------------------

         AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

         S&P COMMERCIAL PAPER RATINGS:
         ----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         MOODY'S COMMERCIAL PAPER RATINGS:
         --------------------------------

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements:

            Report of Independent Auditors. (to be filed)

            Statement of Assets and Liabilities. (to be filed)

      2.    Exhibits:


            a. Articles of Incorporation. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-99985 and 811-21200, filed on September 20, 2002.)

            b.    By-Laws. (filed herewith)


            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the By-Laws.


            e.    Form of Dividend Reinvestment Plan. (filed herewith)


            f.    None.


            g.    (1)   Form of Management Agreement. (filed herewith)

                  (2)   Form of Sub-Advisory Agreement. (filed herewith)


            h.    (1)   Form of Underwriting Agreement. (to be filed)

                  (2) Form of Master Agreement Among Underwriters. (to be filed)

                  (3)   Form  of  Master  Selected  Dealer   Agreement.  (to
                        be filed)

            i.    None


            j.    Form of Custodian Contract. (filed herewith)

            k.    (1)   Form of Transfer  Agency and Service  Agreement.  (filed
                        herewith)

                  (2)   Form of Administration Agreement. (filed herewith)

                  (3)   Form of Fee Waiver Agreement. (filed herewith)

                  (4)   Form of Additional Compensation Agreement. (to be filed)


            l.    Opinion and Consent of Counsel. (to be filed)

            m.    None.

            n.    Consent of Independent Auditors. (to be filed)

            o.    None.

            p.    Letter of Investment Intent. (to be filed)

            q.    None.


            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (filed herewith)


ITEM 25.  MARKETING ARRANGEMENTS


      See form of Underwriting Agreement to be filed as Exhibit 2.h.(1) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:


      Securities and Exchange Commission Fees...............
      New York Stock Exchange Listing Fees..................
      National Association of Securities Dealers, Inc. Fees.
      Federal Taxes     ....................................
      State Taxes and Fees..................................
      Printing and Engraving Expenses.......................
      Legal Fees        ....................................
      Director Fees     ....................................
      Accounting Expenses...................................
      Miscellaneous Expenses................................



            Total       ....................................



ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.(1)


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES


                                               Number of Record Shareholders as of
            Title of Class                                October 25, 2002
            --------------                                ----------------
      Shares of Common Stock, par value $0.0001 per share           None



ITEM 29.  INDEMNIFICATION


      Article Twelfth of the Registrant's  Articles of  Incorporation,  filed as
Exhibit 2.a. to this Registration Statement, and Article IX of the Registrant's By-Laws, filed as Exhibit 2.b., provide that the Fund shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Fund's request in similar capacities for, other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act), provided, however, that a transfer agent is not entitled to such indemnification unless specifically approved by the Fund's Board of Directors. Section 2-418(b) of the Maryland General Corporation Law ("Maryland Code") permits the Registrant to indemnify its directors unless it is proved that the act or omission of the director was material to the cause of action adjudicated in the proceeding, and (a) the act or omission was committed in bad faith or was the result of active or deliberate dishonesty or (b) the director actually received an improper personal benefit in money, property or services or
(c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to
Section 2-418(j)(1) and Section 4-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the Investment Company Act of 1940, as amended ("1940 Act"), which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


--------
(1) Until such time as the Registrant completes the public offering of its Common Stock, Neuberger Berman, LLC will be a control person of the Registrant. Neuberger Berman, LLC is a wholly owned subsidiary of Neuberger Berman Inc., a publicly held holding company that has a number of direct and indirect subsidiaries.

            Sections 9.1 and 9.2 of the Management  Agreement  between Neuberger
Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Management Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Management Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Management Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described in Section 9.1 not resulting from negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification hereunder in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Management Agreement.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Sub-Advisory Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by the Registrant or its security holders in connection with the matters to which the Sub-Advisory Agreement relates.

      Sections 11.1 and 11.2 of the Administration Agreement between the Registrant and NB Management provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Administration Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Administration Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Administration Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described in Section 11.1 not resulting from negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification hereunder in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification hereunder. Before confessing any claim against it which may be subject to indemnification by the Registrant hereunder, NB Management shall give the Registrant reasonable opportunity to defend against such claim in its own name or in the name of NB Management.

      The Underwriting Agreement to be filed as Exhibit 2.h.(1) is expected to contain provisions limiting the liability and providing for indemnification of the Underwriter and its directors, officers, employees and agents under certain conditions.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Fund also maintains Directors and Officers Insurance.



ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Claudia Brandon                  Secretary, Neuberger Berman Advisers
Vice President/Mutual Fund       Management Trust; Secretary, Neuberger Berman
Board Relations, NB Management   Equity Funds; Secretary, Neuberger Berman
Inc. since May 2000; Vice        Income Funds.
President, NB Management from
1986-1999; Employee, Neuberger
Berman since 1999.

Thomas J. Brophy                 None.
Vice President, Neuberger
Berman; Vice President, NB
Management Inc. since March
2000.

Lori Canell                      None.
Managing Director, Neuberger
Berman; Vice President, NB
Management Inc.

Valerie Chang                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Brooke A. Cobb                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Robert Conti                     Vice President, Neuberger Berman Income
Vice President, Neuberger        Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,   Equity Funds; Vice President, Neuberger
NB Management Inc. since         Berman Advisers Management Trust
November 2000; Treasurer, NB
Management Inc. until May 2000.

Robert W. D'Alelio               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Stanley G. Deutsch               None.
Managing Director, Neuberger
Berman; Vice President, NB
Management Inc. since September
2000.

Ingrid Dyott                     None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

Michael F. Fasciano              President, Fasciano Company Inc. until March
Managing Director, Neuberger     2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice    until March 2001.
President, NB Management Inc.
since March 2001.

Robert S. Franklin               None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------
Brian P. Gaffney                 Vice President, Neuberger Berman Income Funds;
Managing Director, Neuberger     Vice President, Neuberger Equity Funds;
Berman since April 2000,         Vice President, Neuberger Berman Advisers
Senior Vice President,           Management Trust.
NB Managemetn Inc. since
November 2000; Vice President,
NB Management from April 1997
through November 1999.

Robert I. Gendelman              None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Thomas E. Gengler, Jr.           None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management Inc.
since March 2001 prior thereto,
Vice President, NB Management
Inc.

Theodore P. Giuliano             None.
Vice President (and Director
until February 2001),
NB Management Inc.; Managing
Director, Neuberger Berman

Joseph K. Herlihy                Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management Inc.

Michael M. Kassen                Executive Vice President, Chief Investment
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Investment Officer,
Neuberger Berman; Chairman and
Director, NB Management
Inc. since May 2000, prior
thereto, Executive Vice
President, Chief Investment
Officer and Director, NB
Management Inc. from November
1999 until May 2000; Vice
President from June 1990 until
November 1999.

Barbara R. Katersky              None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management Inc.

Robert B. Ladd                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Kelly M. Landron                 None.
Vice President, NB Management
Inc. since March 2000.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Jeffrey B. Lane                  Director, Chief Executive Officer and
Chief Executive Officer and      President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;     Neuberger Berman Trust Company from June 1999
Director, NB Management Inc.     until November 2000.
since February 2001.

Michael F. Malouf                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Robert Matza                     Executive Vice President, Chief Operating
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Operating Officer,         since January 2001, prior thereto, Executive
Neuberger Berman since January   Vice President, Chief Administrative Officer
2001, prior thereto, Executive   and Director, Neuberger Berman, Inc.
Vice President and Chief
Administrative Officer,
Neuberger Berman; Director,
NB Management Inc. since April
2000.

Ellen Metzger                    Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger        since 2000.
Berman; Secretary,
NB Management Inc.

Arthur Moretti                   Managing Director, Eagle Capital from January
Managing Director, Neuberger     1999 until June 2001.
Berman since June 2001; Vice
President, NB Management Inc.
since June 2001.

S. Basu Mullick                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Janet W. Prindle                 Director, Neuberger Berman National Trust
Managing Director, Neuberger     Company since January 2001; Director
Berman; Vice President,          Neuberger Berman Trust Company of Delaware
NB Management Inc.               since April 2001.

Kevin L. Risen                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Benjamin E. Segal                None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management Inc.

Heidi S. Steiger                 Executive Vice President and Director,
Executive Vice President,        Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB   Neuberger Berman National Trust Company since
Management Inc. since February   January 2001; Director, Neuberger Berman
2001.                            Trust Company of Delaware since February 2000
                                 (and Chair until January 2001); Director,
                                 Neuberger Berman Trust Company until September
                                 2001 (and Chair from September 1999 until
                                 January 2001).

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Jennifer Silver                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Kent C. Simons                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Matthew S. Stadler               Senior Vice President and Chief Financial
Senior Vice President and        Officer, Neuberger Berman Inc. since August
Chief Financial Officer,         2000; Senior Vice President and Chief
Neuberger Berman since August    Financial Officer, National Discount Brokers
2000, prior thereto,             Group from May 1999 until October 1999.
Controller, Neuberger Berman
from November 1999 to August
2000; Senior Vice President and
Chief Financial Officer, NB
Management Inc. since August
2000.

Peter E. Sundman                 Executive Vice President and Director,
President and Director,          Neuberger Berman Inc.; President and Chief
NB Management Inc.; Executive    Executive Officer, Neuberger Berman Income
Vice President, Neuberger        Funds, President and Chief Executive Officer,
Berman.                          Neuberger Berman Advisers Management Trust;
                                 President and Chief Executive Officer,
                                 Neuberger Berman Equity Funds.

Judith M. Vale                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Catherine Waterworth             None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

Allan R. White, III              None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS



      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of its custodian and accounting agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its transfer agent, Bank of New York, 1 Wall Street, New York, New York 10286, except for the Registrant's Articles of Incorporation and By-Laws, minutes of meetings of the Registrant's Directors and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.


ITEM 32.  MANAGEMENT SERVICES

      None.

ITEM 33.  UNDERTAKINGS

      1. The Registrant hereby undertakes to suspend the offering of its shares until it amends its Prospectus if:

            (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

            (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      2.    N/A

      3.    N/A

      4.    N/A

      5.    The Registrant hereby undertakes:

            (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

            (2) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

      6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 28th day of October 2002.

                                          NEUBERGER BERMAN REAL ESTATE
                                          INCOME FUND INC.


                                          By:  /s/ Michael M. Kassen
                                               -------------------------------
                                                Name:  Michael M. Kassen*
                                                Title: President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----
                              Chairman of the Board,      October 28, 2002
                             Chief Executive Officer
/s/ Peter E. Sundman               and Director
----------------------------
Peter E. Sundman*

/s/ Michael M. Kassen         President and Director      October 28, 2002
----------------------------
Michael M. Kassen*

/s/ Barbara Muinos           Treasurer and Principal      October 28, 2002
---------------------------- Financial and Accounting
Barbara Muinos                       Officer

/s/ John Cannon                      Director             October 28, 2002
----------------------------
John Cannon*

/s/ Faith Colish                     Director             October 28, 2002
----------------------------
Faith Colish*

/s/ Walter G. Ehlers                 Director             October 28, 2002
----------------------------
Walter G. Ehlers*

/s/ C. Anne Harvey                   Director             October 28, 2002
----------------------------
C. Anne Harvey*

/s/ Barry Hirsch                     Director             October 28, 2002
----------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                 Director             October 28, 2002
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                 Director             October 28, 2002
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                Director             October 28, 2002
----------------------------
Edward I. O'Brien*

Signature                             Title                      Date
---------                             -----                      ----

/s/ John P. Rosenthal                Director             October 28, 2002
----------------------------
John P. Rosenthal*

/s/ William E. Rulon                 Director             October 28, 2002
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                Director             October 28, 2002
----------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                  Director             October 28, 2002
----------------------------
Tom Decker Seip*

/s/ Candace L. Straight              Director             October 28, 2002
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                   Director             October 28, 2002
----------------------------
Peter P. Trapp*



*Signatures affixed by Arthur C. Delibert on October 28, 2002 pursuant to powers of attorney dated September 11, 2002, which are incorporated by reference to the Registrant's Registration Statement, File Nos. 333-99985 and 811-21200, filed on September 20, 2002.

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.

                                  EXHIBIT INDEX


   Exhibit        Document Description
   -------        --------------------

      a.    Articles  of  Incorporation.   (Incorporated  by  reference  to  the
            Registrant's   Registration  Statement,   File  Nos.  333-99985  and
            811-21200, filed on September 20, 2002.)

      b.    By-Laws. (filed herewith)

      c.    None.

      d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the By-Laws.

      e.    Form of Dividend Reinvestment Plan. (filed herewith)

      f.    None.

      g.    (1)   Form of Management Agreement. (filed herewith)

            (2)   Form of Sub-Advisory Agreement. (filed herewith)

      h.    (1)   Form of Underwriting Agreement. (to be filed)

            (2)   Form of Master Agreement Among Underwriters. (to be filed)

            (3)   Form of Master Selected Dealer Agreement. (to be filed)

      i.    None

      j.    Form of Custodian Contract. (filed herewith)

      k.    (1)   Form of Transfer Agency and Service Agreement.(filed herewith)

            (2)   Form of Administration Agreement. (filed herewith)

            (3)   Form of Fee Waiver Agreement. (filed herewith)

            (4)   Form of Additional Compensation Agreement. (to be filed)

      l.    Opinion and Consent of Counsel. (to be filed)

      m.    None.

      n.    Consent of Independent Auditors. (to be filed)

      o.    None.

      p.    Letter of Investment Intent. (to be filed)

      q.    None.

      r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (filed herewith)